                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      /X/ Pre-Effective Amendment No. 1
                      / / Post-Effective Amendment No. ____
                        (Check appropriate box or boxes)

                          DELAWARE GROUP ADVISER FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
--------------------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
     Class A, Class B, Class C, and Institutional Class shares of beneficial interest, no par value, of Delaware U.S. Growth Fund, one series of the
Registrant. No filing fee is due because Registrant is relying on Section 24(f)
               of the Investment Company Act of 1940, as amended.

  Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
 Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section
                             8(a), shall determine.

                             --- C O N T E N T S ---

This Registration Statement includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Part A - Proxy Statement/Prospectus

     4.   Part B - Statement of Additional Information

     5.   Part C - Other Information

     6.   Signatures

     7.   Exhibits

Delaware Investments(R)
A member of Lincoln Financial Group(R)

                                 PROXY MATERIALS

                         Delaware Large Cap Growth Fund

Dear Shareholder:

I am writing to let you know that a meeting of  shareholders  of Delaware  Large
Cap Growth Fund (the "Fund")  will be held on January 25,  2008.  The purpose of the meeting is to vote on an important  proposal  that affects the Fund and your investment  in it. As a  shareholder,  you have the  opportunity  to voice  your opinion  on  certain  matters  that  affect  your Fund.  This  package  contains information  about the proposal and the materials to use when voting by mail, by telephone, or through the Internet.

Please read the enclosed  materials and cast your vote.  Please vote your shares promptly.  Your vote is extremely  important,  no matter how large or small your holdings may be.

The proposal has been  carefully  reviewed by the Fund's Board of Trustees.  The
Trustees,  most of whom  are  not  affiliated  with  Delaware  Investments,  are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of  shareholders.  They recommend that you vote FOR the proposal.

The enclosed Q&A is provided to assist you in  understanding  the proposal.  The
proposal   is   described   in   greater    detail   in   the   enclosed   Proxy
Statement/Prospectus.

Voting is quick and easy.  Everything  you need is enclosed.  To cast your vote, simply  complete the proxy card  enclosed in this  package.  Be sure to sign the card  before  mailing it in the  postage-paid  envelope.  You may also vote your shares  by  touch-tone  telephone  or  through  the  Internet.  Simply  call the toll-free  number or visit the Web site indicated on your proxy card, and follow the recorded or online instructions.

If you have any  questions  before  you vote,  please  call  Computershare  Fund
Services, Inc.  ("Computershare"),  the Fund's proxy solicitor, at 866 436-0835.
Computershare  will be glad to help you get your vote in  quickly.  You may also receive a telephone call from  Computershare  reminding you to vote your shares.
Thank you for your participation in this important initiative.

Sincerely,

/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman, President and Chief Executive Officer

                  IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
                            AND VOTE ON THE PROPOSAL

Below is a brief  overview  of the  proposal  to be  voted  upon.  Your  vote is important.  Please read the full text of the Proxy  Statement/Prospectus,  which you should  retain for future  reference.  If you need another copy of the Proxy
Statement/Prospectus, please call Delaware Investments at 800 523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

You are being asked to vote to approve an Agreement  and Plan of  Reorganization between  Delaware  Group Equity Funds IV, on behalf of Delaware Large Cap Growth
Fund (the "Large Cap Growth Fund"),  and Delaware Group Adviser Funds, on behalf of Delaware U.S. Growth Fund (the "U.S. Growth Fund").

Proposal:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

Shareholders  of the  Large Cap  Growth  Fund are being  asked to  consider  and
approve  a  reorganization   ("Transaction")   that  will  have  the  effect  of
reorganizing the Large Cap Growth Fund with and into the U.S. Growth Fund.

Why has the Board proposed this reorganization?

     o    Large Cap Growth  Fund and U.S.  Growth  Fund are both  managed by the
          Focus Growth team, seek capital appreciation,  have similar investment strategies,  and had  substantially  similar  holdings  as of June 30,
          2007.

     o    The U.S. Growth Fund's assets have grown  significantly  over the last two years while the Large Cap Growth Fund's assets have diminished. It is likely that the proposed  reorganization would benefit shareholders of the  Large  Cap  Growth  Fund  by  providing  greater  distribution opportunities which may increase fund assets and ultimately could lead to economies of scale.

How will the Transaction benefit shareholders?

The Funds' Boards of Trustees (each, a "Board" and  collectively,  the "Boards")
considered  a  number  of  factors  before  approving  the  Transaction.   After
considering   these  factors,   the  Boards  concluded  that  shareholders  will
potentially benefit from the Transaction in the following ways:

     o    The  investment  strategies  and policies of the Large Cap Growth Fund are  substantially  similar,  but not  identical  to,  the  investment strategies and policies of the U.S. Growth Fund.

     o    The  portfolio  of the Large Cap  Growth  Fund has  historically  been managed  in  substantially  the same  manner  (and  has  substantially similar  holdings)  as the  portfolio of the U.S.  Growth Fund,  which should allow for a relatively  smooth  transition for  shareholders of the Large Cap Growth Fund should the Transaction be approved.

     o    The U.S.  Growth Fund offers a stronger  track record  compared to the
          Large Cap Growth  Fund over the  trailing  one-,  three-,  and 10-year periods. (Past performance is not a guarantee of future results.)

     o    Shareholders  of the Large Cap Growth  Fund and the U.S.  Growth  Fund
          potentially  could  benefit  by  the  growth  in  assets  realized  by combining the Funds because a larger fund can potentially realize cost savings due to  economies  of scale from the  spreading of fixed costs over a larger  asset base and by reaching or  utilizing,  to a greater extent,  breakpoints in investment  management fees.  (There can be no assurance, however, that such savings will be realized.)

     o    The  Transaction  will be structured as a tax-free  reorganization  so that for federal income tax purposes:  (i)  shareholders  of the Large
          Cap Growth Fund will not recognize any gain or loss as a result of the exchange  of their  shares of the Large Cap Growth  Fund for shares of the  U.S.  Growth  Fund;  and  (ii)  the  U.S.  Growth  Fund  and  its
          shareholders  will not  recognize any gain or loss upon receipt of the
          Large Cap Growth Fund's assets.

     o    The  Transaction  will not result in any  limitation on the use by the
          U.S.  Growth Fund of its capital loss  carryforwards  and as a result, shareholders  of the U.S.  Growth  Fund,  including  former  Large Cap
          Growth  Fund  shareholders,   may  benefit  from  these  capital  loss
          carryforwards, which may be used to offset future capital gains.

How will the Transaction work?

The U.S. Growth Fund will acquire  substantially  all of the assets of the Large
Cap Growth Fund in exchange for shares of the U.S.  Growth  Fund.  The Large Cap
Growth Fund will then distribute the U.S. Growth Fund shares on a pro rata basis to its shareholders.  At the time of the Transaction,  any shares you own of the
Large Cap Growth Fund will be  cancelled  and you will receive new shares in the same class of the U.S.  Growth Fund that will have an  aggregate  value equal to the value of your shares in the Large Cap Growth Fund. More detailed information about the  transfer of assets by the Large Cap Growth  Fund and the  issuance of shares by the U.S. Growth Fund can be found in the Proxy Statement/Prospectus.

Will Portfolio Management change?

No, the Focus  Growth team will remain the  management  team of the U.S.  Growth
Fund.

                                       2

What is the anticipated timetable for the Transaction?

The  shareholder  meeting is  scheduled  for January 25,  2008.  It is currently anticipated that the Transaction,  if approved by shareholders,  will take place in February  2008.  Whether or not you plan to attend the  Meeting,  please vote your shares by mail, by telephone,  or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

                    COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

Yes. The Large Cap Growth Fund's Board has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a  shareholder,  you are  entitled  to one  vote for each  full  share  and a fractional vote for each fractional  share of the Large Cap Growth Fund that you own on the record date. The record date is September 21, 2007.

How do I vote my shares?

You can vote your shares by completing  and signing the enclosed  proxy card and mailing  it in  the  enclosed  postage-paid  envelope.  You  may  also  vote  by touch-tone  telephone by calling the toll-free number printed on your proxy card and following the recorded instructions.  In addition, you may also vote through
the   Internet  by  visiting   www.proxyweb.com   and   following   the  on-line
instructions.  If you need any assistance,  or have any questions  regarding the proposal or how to vote your shares,  please call  Computershare  Fund Services,
Inc.  ("Computershare"),  the Large Cap Growth  Fund's proxy  solicitor,  at 866
436-0835.

How do I sign the proxy card?

Individual Accounts:   Shareholders should sign exactly as their names appear on
                       the account registration shown on the card.

Joint Accounts:        Either  owner  may  sign,  but  the  name  of the person
                       signing should  conform   exactly  to  a  name  shown  in
                       the registration.

All Other Accounts:    The person signing must indicate his or her capacity. For
                       example,  if Ms. Ann B. Collins serves as a trustee for a
                       trust account or other type of entity, she should   sign,
                       "Ann B. Collins, Trustee."

                                       3

How can I find more information on the Proposal?

You should read the Proxy  Statement/Prospectus  that provides details regarding the proposal.  If you have any questions,  please call  Computershare  Fund, the
Large Cap Growth Fund's proxy solicitor, at 866 436-0835.

                         DELAWARE LARGE CAP GROWTH FUND
                  (a series of Delaware Group Equity Funds IV)

                               2005 Market Street
                      Philadelphia, Pennsylvania 19103-7094

                        NOTICE OF MEETING OF SHAREHOLDERS
                         To be held on January 25, 2008

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a meeting (the  "Meeting") of  Shareholders  of
Delaware Large Cap Growth Fund (the "Large Cap Growth Fund" or "Acquired Fund"),
a series of  Delaware  Group  Equity  Funds IV, has been  called by the Board of
Trustees of Delaware  Group  Equity  Funds IV and will be held at the offices of
Delaware  Investments  located  at 2001  Market  Street,  2nd Floor  Auditorium,
Philadelphia,  PA 19103,  on January 25, 2008 at 3:00 p.m.,  Eastern  Time.  The
Meeting is being called for the following reasons:

     1.   To approve an Agreement and Plan of  Reorganization  between  Delaware
          Group  Equity  Funds IV, on behalf of the Large Cap Growth  Fund,  and
          Delaware Group Adviser Funds,  on behalf of Delaware U.S.  Growth Fund
          (the "U.S. Growth Fund" or "Acquiring Fund"),  which provides for: (i)
          the  acquisition  by the Acquiring  Fund of  substantially  all of the assets of the Acquired  Fund,  in exchange for shares of the Acquiring
          Fund;  (ii) the pro rata  distribution of shares of the Acquiring Fund to the  shareholders  of the Acquired Fund; and (iii) the  liquidation and dissolution of the Acquired Fund.

     2.   To vote  upon any other  business  as may  properly  come  before  the
          Meeting or any adjournment thereof.

     Shareholders  of record of the Acquired Fund as of the close of business on
September 21, 2007 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the proxy card by mail in the  enclosed  postage-paid envelope provided, or by voting by telephone or over the Internet.  Your vote is important.

                                 By Order of the Board of Trustees,

                                 /s/ Patrick P. Coyne
                                 Patrick P. Coyne
                                 Chairman, President and Chief Executive Officer

[October 24, 2007]

To secure the largest possible representation and to save the expense of further mailings,  please mark your proxy card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or the Internet.  You may revoke your proxy at any time at or before  the  Meeting or vote in person if you attend the
Meeting, as provided in the attached Proxy Statement/Prospectus.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS
                                                                            Page

Proposal: To Approve an Agreement and Plan of Reorganization...................x

Summary                                                                        x
   What is the purpose of the Proposal?........................................x
   How do the investment objectives, strategies, and policies of the
      Acquired Fund and the Acquiring Fund compare?............................x
   What are the principal risks associated with investments in the Funds?......x
   What are the general tax consequences of the Transaction?...................x
   Who manages the Funds?......................................................x
   What are the fees and expenses of each Fund and what might they be after the Transaction?................................................x
   How do the performance records of the Funds compare?........................x
   Where can I find more financial information about the Funds?................x
   What are other key features of the Funds?...................................x

Reasons for the Transaction....................................................x

Information About the Transaction and the Plan.................................x
   How will the Transaction be carried out? ...................................x
   Who will pay the expenses of the Transaction? ..............................x
   What are the tax consequences of the Transaction? ..........................x
   What should I know about shares of the Acquiring Fund? .....................x
   What are the capitalizations of the Funds and what might the capitalizations be after the Transaction? ...............................x

Comparison of Investment Objectives, Strategies, Policies, and Risk............x
   Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund? .................x
   Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund? ....x
   How do the fundamental investment restrictions of the
      Funds differ? ...........................................................x
   What are the risk factors associated with investments in
      the Funds? ..............................................................x
   What vote is necessary to approve the Plan? ................................x

More Information About the Funds...............................................x

Voting Information.............................................................x

Principal Holders of Shares....................................................x

EXHIBITS

Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares as of September 21, 2007

                           PROXY STATEMENT/PROSPECTUS

                            Dated [October 24, 2007]

               Acquisition of Substantially All of the Assets of:

                         DELAWARE LARGE CAP GROWTH FUND
                  (a series of Delaware Group Equity Funds IV)

                        By and in exchange for shares of

                            DELAWARE U.S. GROWTH FUND
                   (a series of Delaware Group Adviser Funds)

     This proxy statement/prospectus (the "Proxy Statement/Prospectus") solicits proxies to be voted at a meeting (the  "Meeting")  of  shareholders  of Delaware
Large Cap Growth Fund (the "Large Cap Growth Fund" or "Acquired Fund"), a series of Delaware  Group  Equity Funds IV. The Meeting has been called by the Board of
Trustees of Delaware Group Equity Funds IV (the "Board") to vote on the approval of the Plan (as more fully described below).

     The principal  offices of Delaware Group Equity Funds IV and Delaware Group
Adviser Funds (each,  a "Trust" and  collectively,  the "Trusts") are located at
2005 Market Street,  Philadelphia,  PA 19103.  You can reach the offices of each
Trust by telephone by calling 800 523-1918.

     The Meeting will be held at the offices of Delaware  Investments located at
2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on January 25,
2008 at 3:00 p.m.,  Eastern Time.  The Board,  on behalf of the Large Cap Growth
Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about [October 30, 2007].

     This Proxy  Statement/Prospectus  gives you information about an investment in the Delaware U.S.  Growth Fund (the "U.S.  Growth Fund" or "Acquiring  Fund")
and about other  matters that you should know before voting and  investing.  You should retain it for future  reference.  A statement of  additional  information dated [October 24, 2007] (the "Statement of Additional  Information"),  relating
to  this  Proxy  Statement/Prospectus,   contains  more  information  about  the
Acquiring  Fund and the  Acquired  Fund (each,  a "Fund" and  collectively,  the
"Funds")  and the  proposed  transaction,  and has  been  filed  with  the  U.S.
Securities and Exchange  Commission (the "SEC"),  and is incorporated  herein by reference.

     The Prospectus of the Acquiring Fund dated February 28, 2007, as amended to date (the "Fund  Prospectus"),  and the semiannual  report of the Acquiring Fund for the period ended April 30, 2007 (the "Acquiring Fund Semiannual Report") are
included with and are considered a part of this Proxy Statement/Prospectus,  and are intended to provide you with information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional Information, the
Fund  Prospectus,  or the annual report to  shareholders of the U.S. Growth Fund for the fiscal year ended October 31, 2006 (or for the fiscal year ended October
31, 2007, when available) or the Acquiring Fund  Semiannual  Report,  by calling
800 523-1918,  or by writing to the Trust at Attention:  Account Services,  P.O.
Box 219656,  Kansas City,  MO  64121-9656  by regular mail or 430 W. 7th Street,
Kansas City, MO 64105 by overnight courier service.

     Like all  mutual  funds,  the SEC has not  approved  or  disapproved  these securities or passed upon the adequacy of this Proxy  Statement/Prospectus.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks,  including  the possible loss of principal.

          PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders  of the Acquired  Fund are being asked to consider and approve an Agreement and Plan of  Reorganization  (the "Plan") that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The  Plan  provides  for:  (i) the  acquisition  by the  Acquiring  Fund of substantially all of the property,  assets, and goodwill of the Acquired Fund in exchange for shares of the Acquiring  Fund;  (ii) the pro rata  distribution  of shares of the Acquiring Fund to shareholders of the Acquired Fund; and (iii) the liquidation  and  dissolution of the Acquired Fund. If the  shareholders  of the
Acquired Fund vote to approve the Plan, as a shareholder  of the Acquired  Fund, you will receive  Acquiring Fund shares equal in total value to, and of the same class as, your  investment in the Acquired  Fund. The Acquired Fund will then be liquidated.

                                     SUMMARY

     This is only a  summary  of  certain  information  contained  in the  Proxy
Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus,  including the Plan (attached as Exhibit A), and the Fund Prospectus and Acquiring Fund Semiannual Report, which are included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board  approved  the Plan for the  Acquired  Fund and  recommends  that shareholders  of the Acquired  Fund  approve the Plan.  If  shareholders  of the
Acquired Fund approve the Plan,  substantially all of the Acquired Fund's assets will be transferred  to the Acquiring Fund in exchange for the Acquiring  Fund's shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring  Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund's shareholders and the Acquired Fund will be liquidated and dissolved.

The  proposed  transaction  for the  Acquired  Fund is referred to in this Proxy
Statement/Prospectus as the "Transaction."

     The  Transaction,  if approved for the Acquired  Fund,  will result in your shares of the Acquired Fund being  exchanged  for  Acquiring  Fund shares of the same  class  equal in value  (but  having a  different  price per share) to your shares of the Acquired Fund.  This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring  Fund.  This exchange  will occur on a date agreed to by the parties to the Plan  (hereafter, the "Closing Date"), which is currently expected to be in February 2008.

     For the reasons set forth below under  "Reasons for the  Transaction,"  the
Boards  of  Trustees  of each  Trust  (the  "Boards")  have  concluded  that the
Transaction  is in the best  interests  of the Acquired  Fund and the  Acquiring
Fund.  The Boards have also  concluded that no dilution in value would result to the  shareholders of the Acquired Fund and the Acquiring Fund as a result of the
Transaction.

How do the investment objectives,  strategies, and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the  Acquired  Fund,  the  Acquiring  Fund is a mutual fund within the
Delaware  Investments(R)  Family of Funds  (the  "Delaware  Companies")  that is managed by Delaware  Management Company ("DMC"), a series of Delaware Management
Business Trust.  The investment  objective of the Acquired Fund is substantially similar,  but not identical,  to the investment objective of the Acquiring Fund.
The Acquired Fund seeks capital  appreciation  whereas the Acquiring  Fund seeks long-term  capital  appreciation by investing in equity  securities of companies
DMC  believes  to have the  potential  for  sustainable  free cash flow  growth.
However,  both Funds invest  primarily  in  companies  that DMC believes to have long-term  capital  appreciation  potential and are expected to grow faster than the U.S. economy.  Each Fund's investment  objective is  non-fundamental,  which means that it may be changed without prior shareholder approval.

     In addition,  the  investment  strategies and policies of the Acquired Fund are substantially  similar, but not identical,  to the investment strategies and policies of the Acquiring Fund. The Acquired Fund has adopted a  non-fundamental investment  policy to invest,  under normal  circumstances,  at least 80% of the
Acquired Fund's net assets in investments of large capitalization companies. The
Acquiring Fund has adopted a non-fundamental  investment policy to invest, under normal  circumstances,  at least 80% of the Acquiring  Fund's net assets in U.S.
investments.  Although the Acquiring  Fund may invest in companies of all sizes, the Fund generally  focuses on medium- and  large-capitalization  companies.  In addition, the Acquiring Fund may invest up to 20% of the Acquiring Fund's assets in debt securities and bonds.  The Acquiring Fund may also invest in convertible bonds,  preferred stocks, and convertible preferred stocks,  provided that these investments,  when  aggregated  with the Acquiring  Fund's debt  securities  and bonds, do not exceed 35% of the Acquiring Fund's assets. In addition, both Funds may engage in futures and options transactions and invest up to 20% of their net assets in securities of foreign  issuers.  Also,  each Fund may invest up to 15%
(10% for the Acquiring Fund) of its net assets in illiquid securities.

     The most  significant  differences  between  the  Acquired  Fund's  and the
Acquiring Fund's stated investment policies are that: (1) the Acquired Fund must invest at least 80% of the Acquired  Fund's net assets in  investments  of large capitalization companies; and (2) the Acquiring Fund must invest at least 80% of its net  assets in U.S.  investments.  Historically,  however,  both  Funds have utilized  similar  investment  strategies.  DMC  seeks to select  securities  of companies  that it  believes  have  attractive  end market  potential,  dominant business  models,  and strong free cash flow  generation,  whose  securities are attractively  priced  compared to their  intrinsic  value.  DMC also considers a company's operational  efficiencies,  management's plans for capital allocation, and the company's shareholder orientation.

     For further information about the investment objectives and policies of the
Funds,  see  "Comparison of Investment  Objectives,  Strategies,  Policies,  and
Risks" below.

What are the principal risks associated with investments in the Funds?

     As with most  investments,  investments in the Funds involve certain risks.
There can be no guarantee  against losses resulting from an investment in either
Fund,  nor can  there  be any  assurance  that  either  Fund  will  achieve  its investment  objective.  Investments  in the Funds  involve  risks such as market risk,  industry and security risk,  futures and options risk,  foreign risk, and liquidity  risk. To the extent that a Fund invests its assets in debt securities and bonds,  investments  in the Fund also are subject to credit risk.  The risks associated with an investment in the Acquired Fund are  substantially  identical to the risks associated with an investment in the Acquiring Fund.

     For further  information  about the risks of  investing  in the Funds,  see
"Comparison of Investment Objectives, Strategies, Policies, and Risks" below.

What are the general tax consequences of the Transaction?

     It is expected  that  shareholders  of the Acquired Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares in the Acquired Fund for shares of the  Acquiring  Fund pursuant to the Transaction.  You should,  however,  consult your tax adviser  regarding the effect,  if any, of the Transaction in light of your  individual  circumstances.
You  should  also  consult  your tax  adviser  about  other  state and local tax consequences  of the  Transaction,  if any,  because the  information  about tax consequences in this document  relates to the federal income tax consequences of the  Transaction  only.  For further  information  about the federal  income tax consequences of the Transaction,  see "Information  About the Transaction - What
are the tax consequences of the Transaction?"

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  each  Fund  is  the
responsibility  of the Board of the  applicable  Trust.  The  Boards  and senior management select officers who are responsible for the day-to-day  operations of the Funds.

     DMC  manages  the  assets  of each Fund and makes  each  Fund's  investment decisions.  DMC is a series of Delaware  Management  Business Trust,  which is a subsidiary of Delaware Management Holdings,  Inc., and is located at 2005 Market
Street,  Philadelphia,  Pennsylvania  19103. DMC and its predecessors  have been managing the assets of the Delaware  Companies  since 1938. As of June 30, 2007,
DMC and  its  affiliates  within  Delaware  Investments  were  managing,  in the aggregate,  more  than  $164  billion  in assets  in  various  institutional  or separately managed investment company and insurance accounts.

     A  discussion  of the  basis  for  the  Boards'  approval  of  each  Fund's respective  investment  advisory  contract is available  in the Acquired  Fund's annual report to  shareholders  for the fiscal year ended September 30, 2006 and the Acquiring  Fund's annual  report to  shareholders  for the fiscal year ended
October 31, 2006.

     In addition, the portfolio managers for the Acquired Fund and the Acquiring
Fund  are the  same.  There  will be no  management  changes  involved  with the proposed  Transaction.  As a result, the following  individuals will continue to manage the Acquiring Fund after the completion of the Transaction:

     Jeffrey  S. Van Harte has  primary  responsibility  for  making  day-to-day investment  decisions for the Acquiring Fund. In making investment decisions for the  Acquiring  Fund,  Mr. Van Harte  regularly  consults  with  Christopher  J.
Bonavico, Daniel J. Prislin, and Christopher M. Ericksen.

     Jeffrey S. Van Harte, CFA, Senior Vice President,  Chief Investment Officer
- Focus Growth Equity

     Mr. Van Harte joined  Delaware  Investments  in April 2005. He is the chief investment  officer for the Focus Growth Equity team,  responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica  Investment Management.
Mr. Van Harte has been managing  portfolios and separate  accounts for more than
20 years.  Before becoming a portfolio  manager,  Mr. Van Harte was a securities analyst  and trader for  Transamerica  Investment  Services,  which he joined in
1980. Mr. Van Harte received his  bachelor's  degree in finance from  California
State University at Fullerton.

     Christopher J. Bonavico,  CFA, Vice President,  Senior  Portfolio  Manager,
Equity Analyst

     Mr.  Bonavico,  who joined Delaware  Investments in April 2005, is a senior portfolio  manager  on the  firm's  Focus  Growth  Equity  team.  This  team  is responsible  for  large-cap  growth,  all-cap  growth,  and one smid-cap  growth
portfolio.   He  was  most  recently  a  principal  and  portfolio   manager  at
Transamerica  Investment  Management,  where he  managed  sub-advised  funds and institutional  separate accounts.  Before joining Transamerica in 1993, he was a research  analyst for Salomon  Brothers.  Mr.  Bonavico  received his bachelor's degree in economics from the University of Delaware.

     Daniel J. Prislin,  CFA, Vice President,  Senior Portfolio Manager,  Equity
Analyst

     Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the  firm's  Focus  Growth  Equity  team,  which is  responsible  for large-cap  growth,  all-cap  growth,  and one  smid-cap  portfolio.  He was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  where he also managed sub-advised funds and institutional  separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with
The Franklin  Templeton Group. Mr. Prislin received an MBA and bachelor's degree in business administration from the University of California at Berkeley.

     Christopher M. Ericksen,  CFA, Vice President,  Portfolio  Manager,  Equity
Analyst

     Mr.  Ericksen  joined  Delaware  Investments  in April 2005 as a  portfolio manager on the  firm's  Focus  Growth  Equity  team,  which is  responsible  for large-cap growth, all-cap growth, and one smid-cap product. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional  separate accounts.  Before joining Transamerica in 2004, he was a vice  president  at  Goldman  Sachs.  During  his 10 years  there,  he worked in investment banking as well as investment  management.  Mr. Ericksen received his bachelor's  degree from Carnegie  Mellon  University,  with majors in industrial management, economics, and political science.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structure  for each Fund is identical and the operating expenses shown are based on expenses incurred during the Acquired  Fund's  fiscal year ended  September  30, 2006,  and the Acquiring
Fund's  fiscal year ended  October  31,  2006,  restated to reflect  contractual expense changes.

                                 FEE TABLES FOR
               THE LARGE CAP GROWTH FUND AND THE U.S. GROWTH FUND

A.  Class A Shares

                                                                  Actual           Pro forma
                                                   ----------------------------- -------------
                                                     Large Cap         U.S.       U.S. Growth
                                                       Growth         Growth         Fund -
                                                        Fund -         Fund -    Class A After
                                                       Class A        Class A     Transaction
                                                   ----------------------------- -------------
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)...............................         5.75%          5.75%          5.75%
 Maximum Contingent Deferred Sales Charge
  (Load) imposed on redemptions (as a percentage
  of original purchase price or redemption
  price, whichever is lower)...................        None(1)        None(1)        None(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees............................      0.65%(2)       0.64%(3)       0.64%(3)
     Distribution and Service (12b-1) Fees......      0.30%(4)       0.30%(5)       0.30%(5)
     Total Other Expenses.......................         0.19%          0.23%       0.20%(6)
                                                      --------       --------       --------
     Total Annual Fund Operating Expenses.......         1.14%          1.17%          1.14%
     Fee Waiver/Expense Reimbursement...........        (0.05%)        (0.17%)        (0.14%)
                                                      --------       --------       --------
     Net Expenses...............................         1.09%          1.00%          1.00%
                                                      ========       ========       ========

B.  Class B Shares
                                                                  Actual           Pro forma
                                                   ----------------------------- -------------
                                                     Large Cap         U.S.       U.S. Growth
                                                       Growth         Growth         Fund -
                                                        Fund -         Fund -    Class B After
                                                       Class B        Class B     Transaction
                                                   ----------------------------- -------------
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)...............................          None           None           None
 Maximum Contingent Deferred Sales Charge
  (Load) imposed on redemptions (as a percentage
  of original purchase price or redemption
  price, whichever is lower)...................       4.00%(7)       4.00%(7)       4.00%(7)

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees............................      0.65%(2)       0.64%(3)       0.64%(3)
     Distribution and Service (12b-1) Fees......         1.00%          1.00%          1.00%
     Total Other Expenses.......................         0.19%          0.23%       0.20%(6)
                                                      --------       --------       --------
     Total Annual Fund Operating Expenses.......         1.84%          1.87%          1.84%
     Fee Waiver/Expense Reimbursement...........       (0.00%)        (0.12%)        (0.09%)
                                                      --------       --------       --------
     Net Expenses...............................         1.84%          1.75%          1.75%
                                                      ========       ========       ========

C.  Class C Shares
                                                                  Actual           Pro forma
                                                   ----------------------------- -------------
                                                     Large Cap         U.S.       U.S. Growth
                                                       Growth         Growth         Fund -
                                                        Fund -         Fund -    Class C After
                                                       Class C        Class C     Transaction
                                                   ----------------------------- -------------
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)...............................          None           None           None
 Maximum Contingent Deferred Sales Charge
  (Load) imposed on redemptions (as a percentage
  of original purchase price or redemption
  price, whichever is lower)...................       1.00%(8)       1.00%(8)       1.00%(8)

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees............................      0.65%(2)       0.64%(3)       0.64%(3)

     Distribution and Service (12b-1) Fees......        1.00%           1.00%          1.00%
     Total Other Expenses.......................        0.19%           0.23%       0.20%(6)
                                                      --------       --------       --------
     Total Annual Fund Operating Expenses.......        1.84%           1.87%          1.84%
     Fee Waiver/Expense Reimbursement...........       (0.00%)        (0.12%)        (0.09%)
                                                      --------       --------       --------
     Net Expenses...............................        1.84%           1.75%          1.75%
                                                      ========       ========       ========

D.   Institutional Class Shares

                                                                  Actual           Pro forma
                                                   ----------------------------- -------------
                                                     Large Cap         U.S.       U.S. Growth
                                                       Growth         Growth         Fund -
                                                        Fund -         Fund -    Institutional
                                                   Institutional  Institutional   Class After
                                                       Class          Class       Transaction
                                                   ----------------------------- -------------
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)...............................          None           None           None
 Maximum Contingent Deferred Sales Charge
  (Load) imposed on redemptions (as a percentage
  of original purchase price or redemption
  price, whichever is lower)...................           None           None           None

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees............................      0.65%(2)       0.64%(3)       0.64%(3)
     Distribution and Service (12b-1) Fees......         0.00%          0.00%          0.00%
     Total Other Expenses.......................         0.19%          0.23%       0.20%(6)
                                                      --------       --------       --------
     Total Annual Fund Operating Expenses.......         0.84%          0.87%          0.84%
     Fee Waiver/Expense Reimbursement...........        (0.00%)        (0.12%)        (0.09%)
                                                      --------       --------       --------
     Net Expenses...............................         0.84%          0.75%          0.75%
                                                      ========       ========       ========

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value ("NAV").  However,  if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge ("CDSC") will apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)  DMC has  agreed to  voluntarily  waive all or a portion  of its  investment advisory fees and/or  reimburse  expenses through January 31, 2008 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  inverse floater program  expenses,  brokerage
     fees,   certain  insurance  costs,  and  non-routine   expenses  or  costs,
     including,   but  not  limited  to,  those  relating  to   reorganizations,
     litigation,   certain   Trustee   retirement   plan  expenses,   conducting
     shareholder   meetings,   and  liquidations   (collectively,   "non-routine
     expenses"))  from exceeding,  in an aggregate  amount,  0.75% of the Fund's average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed  upon from time to time by the  Fund's  Board and DMC.  These expense waivers and reimbursements  apply only to expenses paid directly by the Fund.  The Net Expenses  figure in the tables above do not reflect this voluntary waiver.  With this voluntary waiver, the Net Expenses for Class A shares, Class B shares, Class C shares and Institutional Class shares would be 1.00%, 1.75%, 1.75% and 0.75%, respectively.

(3)  DMC has  contracted  to waive all or a portion of its  investment  advisory fees and/or reimburse expenses from March 1, 2007 through February 28, 2009 in order to prevent total annual fund  operating  expenses  (excluding  any
     12b-1 plan expenses,  taxes,  interest,  inverse floater program  expenses, brokerage fees,  certain  insurance  costs,  and  non-routine  expenses (as defined above)) from exceeding, in an aggregate amount, 0.75% of the Fund's average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed  upon from time to time by the  Fund's  Board and DMC.  These expense waivers and reimbursements  apply only to expenses paid directly by the Fund.

(4)  Delaware  Distributors,  L.P.  ("DDLP") has contracted to limit the Class A shares'  12b-1 fees  through  January 31, 2008 to no more than 0.25% of the
     Fund's average daily net assets.

(5)  Effective  September 1, 2007,  the Fund's 12b-1 fees for Class A shares has been  permanently  reduced to 0.30%.  In addition,  DDLP has  contracted to limit  the Class A  shares'  12b-1  fees  from  September  1, 2007  through
     February  28,  2009 to no more than 0.25% of the Fund's  average  daily net assets.

(6)  Included in "Total Other Expenses" are the one-time  estimated costs of the reorganization, which are anticipated to total $88,897, of which $26,669 is applicable  to the Acquiring  Fund.  The costs of the  Transaction  are not subject to the fee waiver described in footnote 3 above.

(7)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4.00%,  which  declines to 3.25% during the second year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year, and 0% thereafter.

(8)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     CDSC.

Examples

     These  examples  are intended to help you compare the costs of investing in
Large Cap Growth  Fund  shares with the cost of  investing  in U.S.  Growth Fund shares of the comparable class,  both before and after the Transaction.  You can also use these  examples  to compare  the costs of these Funds with the costs of other mutual funds with similar investment objectives.  The cumulative amount of
Fund expenses

is shown on a  hypothetical  investment  of $10,000 in the Large Cap Growth Fund and the U.S.  Growth Fund for the time  periods  indicated  and then the sale of your shares at the end of those  periods.  The examples  assume a 5% return each year.(1) These are examples only and do not represent future expenses, which may be greater or less than those shown  below.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares                     1 Year      3 Years      5 Years      10 Years
--------------------------         ------      -------      -------      --------
Large Cap Growth Fund               $680         $902       $1,141       $1,827
U.S. Growth Fund                    $671         $898       $1,166       $1,930
Pro forma U.S. Growth Fund
 (after the Transaction)            $671         $890       $1,140       $1,857

Class B Shares(2)                  1 Year      3 Years     5 Years      10 Years
--------------------------         ------      -------      -------      --------
Large Cap Growth Fund               $587         $854       $1,221       $1,962
U.S. Growth Fund                    $578         $839       $1,213       $2,000
Pro forma U.S. Growth Fund
 (after the Transaction)            $578         $836       $1,203       $1,960

Class C Shares                     1 Year      3 Years      5 Years      10 Years
--------------------------         ------      -------      -------      --------
Large Cap Growth Fund               $287         $579         $996        $2,159
U.S. Growth Fund                    $278         $564         $988        $2,170
Pro forma U.S. Growth Fund
 (after the Transaction)            $278         $561         $978        $2,143

Institutional Class Shares         1 Year      3 Years      5 Years      10 Years
--------------------------         ------      -------      -------      --------
Large Cap Growth Fund                $86         $268         $465        $1,037
U.S. Growth Fund                     $77         $253         $458        $1,050
Pro forma U.S. Growth Fund
 (after the Transaction)             $77         $250         $448        $1,020

You would pay the following  expenses on the same investment if you did not sell your shares:

Class B Shares(2)                  1 Year      3 Years      5 Years      10 Years
--------------------------         ------      -------      -------      --------
Large Cap Growth Fund               $187         $579         $996        $1,962
U.S. Growth Fund                    $178         $564         $988        $2,000
Pro forma U.S. Growth Fund
 (after the Transaction)            $178         $561         $978        $1,960

Class C Shares                     1 Year      3 Years      5 Years      10 Years
--------------------------         ------      -------      -------      --------
Large Cap Growth Fund               $187         $579         $996        $2,159
U.S. Growth Fund                    $178         $564         $988        $2,170
Pro forma U.S. Growth Fund
 (after the Transaction)            $178         $561         $978        $2,143

(1)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical  5%  return  we  used  here.  This  example  reflects  the net operating  expenses with the contractual fee waivers and expense limits for the periods  during which such waivers and expense limits are in effect and the total  operating  expenses  without the fee waivers and expense  limits thereafter.

                                       10

(2)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

     These are just examples.  They do not represent past or future  expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are  reflected  in the net asset value and are not directly  charged to your  account.  The  expenses  of each of the Funds are  comprised  of  expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular  series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section  "Reasons for the  Transaction,"  the Boards considered  a number of factors  when  reviewing  the Plan and  considering  the proposed  Transaction.  The  performance  history of the Funds (before taxes and without sales charges) as of June 30, 2007 is shown below:

                                       Average Annual Total Returns
                                       ----------------------------
                                                                      10 Years
                                                                      or Since
Fund and Class                      1 Year     3 Years     5 Years  Inception(1)
-------------------------------     ------     -------     -------  -----------

Large Cap Growth Fund--Class A       8.71%       6.04%       7.02%     0.32%
U.S. Growth Fund--Class A            9.71%       8.87%       6.10%     4.48%

Large Cap Growth Fund--Class B       8.01%       5.28%       6.25%       N/A
U.S. Growth Fund--Class B            8.96%       8.11%       5.37%     3.88%

Large Cap Growth Fund--Class C       8.00%       5.27%       6.28%       N/A
U.S. Growth Fund--Class C            8.98%       8.11%       5.36%     3.78%

Large Cap Growth Fund--              9.15%       6.32%       7.32%     0.46%
Institutional  Class
U.S. Growth Fund--Institutional
Class                               10.08%       9.21%       6.42%     4.79%

(1) Since  inception  returns  are shown if the class  existed  for less than 10 years. The Large Cap Growth Fund's Class A shares and Institutional Class shares and U.S.  Growth  Fund's  Class A shares,  Class B shares,  Class C shares,  and
Institutional  Class  shares  commenced  operations  more than 10 years ago. The inception date for the Large Cap Growth Fund's Class B shares and Class C shares was  April  30,  2002.

                                       11

Where can I find more financial information about the Funds?

     Each  Fund's  annual  report,  which  is  included  with the  Statement  of
Additional Information,  contains a discussion of each Fund's performance during the past  fiscal year and show per share  information  for each of the past five fiscal years.  In addition,  the Acquired Fund's  semiannual  report is included with the Statement of Additional  Information  and the Acquiring Fund Semiannual
Report  accompanies  this Proxy  Statement/Prospectus.  These documents also are available upon request. (See "More Information About the Funds" below.) The Fund
Prospectus also contains further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase. The Funds have the same investment management fee schedule, which is:

              -----------------------------------------------------
              Investment Management Fee
              -----------------------------------------------------
              0.65% on the first $500 million;
              0.60% on the next $500 million;
              0.55% on the next $1.5 billion; and
              0.50% on assets in excess of $2.5 billion
              -----------------------------------------------------

     DMC has contracted to waive that portion,  if any, of the annual management fees  payable  by each  Fund and to pay  certain  expenses  of each Fund for the period  through  January 31, 2008 (for the Acquired  Fund) and February 28, 2009
(for the Acquiring  Fund) to the extent  necessary to limit the total  operating expenses of each Fund to the levels described in the Fee Tables above.

     Distribution Services.  Pursuant to underwriting agreements relating to the
Funds, Delaware Distributors,  L.P. ("DDLP"), 2005 Market Street,  Philadelphia,
Pennsylvania  19103,  serves as the national  distributor  for the shares of the
Funds.  DDLP pays the expenses of the promotion and  distribution  of the Funds'
shares,  except for  payments by the Funds on behalf of Class A shares,  Class B shares, and Class C shares shares under their respective 12b-1 Plans. DDLP is an indirect,  wholly-owned  subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

     Pursuant  to  a  contractual   arrangement  with  DDLP,  Lincoln  Financial
Distributors,  Inc.  ("LFD"),  2001 Market  Street,  Philadelphia,  Pennsylvania
19103-7055,  is  primarily  responsible  for  promoting  the sale of Fund shares through broker/dealers,  financial advisors, and other financial intermediaries.
LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1 Plans.  The Funds have adopted a separate  distribution  plan or
"Rule  12b-1 Plan" for each of its Class A shares,  Class B shares,  and Class C shares  (collectively,  the "Rule 12b-1 Plans" and, each  individually,  a "Rule
12b-1 Plan").

     Each Rule 12b-1 Plan permits the relevant  Fund to pay out of the assets of the Class A shares,  Class B shares, and Class C shares, as applicable,  monthly fees to DDLP

                                       12

for its services  and  expenses in  distributing  and  promoting  shares of such classes.  These expenses may include,  among others,  preparing and distributing advertisements,  sales  literature and  prospectuses  and reports used for sales purposes,  compensating sales and marketing  personnel,  and paying distribution and  maintenance  fees to  securities  brokers and dealers who enter into dealer agreements  with DDLP.  The Rule 12b-1 Plan expenses  relating to Class B shares and Class C shares are also used to pay DDLP for advancing the commission  costs to dealers  with respect to the initial sale of such Class B and Class C shares.
In  addition,  each Fund's Rule 12b-1 Plan  permits  the  relevant  Fund to make payments  out of the assets of the Class A shares,  Class B shares,  and Class C shares to other  unaffiliated  parties,  such as banks,  who  either  aid in the distribution of shares of, or provide services to, such Classes.

     The  maximum  aggregate  annual fee  payable by a Fund under its Rule 12b-1
Plans and a Fund's  Distribution  Agreement is, on an annual basis:  up to 0.30%
(currently  contractually  limited by DDLP to 0.25% through January 31, 2008) of the Large Cap Growth Fund's average daily net assets of Class A shares and up to
0.30%  (currently  contractually  limited by DDLP to 0.25% through  February 28,
2009) of the U.S. Growth Fund's average daily net assets of Class A shares;  and up to 1.00%  (0.25% of which are service fees to be paid to DDLP,  dealers,  and others for providing personal service and/or maintaining  shareholder  accounts)
of Class B shares' and Class C shares' average daily net assets.  The Boards may reduce these amounts at any time.

     Purchase, Exchange, and Redemption Procedures. Procedures for the purchase, exchange and  redemption of each Fund's shares are  identical.  You may refer to the Fund  Prospectus  under the section  entitled  "About Your  Account" for the purchase,  exchange,  and  redemption  procedures  applicable to the  purchases, exchanges, and redemptions of the Acquiring Fund's shares.

     Dividends,  Distributions,  and Taxes.  Each Fund  expects  to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  annually.  Each Fund will also distribute net realized capital gains, if any, at least annually.  For more information about dividends,  distributions and the tax implications of investing in the Acquiring Fund, please see the Fund
Prospectus   under  the  section   entitled   "About  Your   Account--Dividends,
distributions, and taxes."

                           REASONS FOR THE TRANSACTION

     Based on the  considerations  described  below,  the Boards,  including the trustees  who are  deemed to be  independent  trustees  (each,  an  "Independent
Trustee" and,  collectively,  the  "Independent  Trustees") under the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of the Acquired Fund and the Acquiring Fund,  have  determined  that the Transaction  would be in the best  interests  of the  Acquired  Fund  and the  Acquiring  Fund  and  that the interests of the Acquired Fund's and the Acquiring Fund's existing  shareholders would not be diluted as a result of the Transaction.

                                       13

     At a meeting of the Boards for the Trusts held on August 15-16,  2007,  DMC presented  the Plan to the Trustees  and  provided  the  Trustees  with data and analysis  regarding  the  proposed  Transaction.  At  the  meeting,  the  Boards considered a number of factors, including the following:

          o    The  compatibility of the Acquired Fund's  investment  objective,
               policies,   and  restrictions  with  the  investment   objective,
               policies, and restrictions of the Acquiring Fund;

          o    The relative investment performance of the Funds;

          o    The  relative  size  of the  Acquired  Fund  as  compared  to the
               Acquiring Fund both before and after the Transaction;

          o    The relative  past and current  growth in assets of the Funds and the anticipated  future inability of the Acquired Fund to achieve satisfactory  asset  growth  as  analyzed  by DDLP as the  Fund's distributor;

          o    The  relative  expense  ratios of the  Funds and the  anticipated impact of the proposed  Transaction  on the expense ratios of the
               Acquiring  Fund  both  before  and  after  expense  caps  and fee waivers;

          o    The  proposal of DMC to waive all or a portion of its  investment advisory fees and/or reimburse expenses through February 28, 2009
               in  order  to  prevent  total  annual  fund  operating   expenses
               (excluding  certain  expenses as described  below) from exceeding
               0.75% of the Acquiring Fund's average daily net assets.

          o    The proposal of DDLP to limit 12b-1 fees for the Acquiring Fund's
               Class A to no more than 0.25% through February 28, 2009.

          o    The   anticipated   federal  income  tax   consequences   of  the
               Transaction with respect to each Fund and its shareholders;

          o    The  Transaction  will not result in any limitation on the use by the  Acquiring  Fund of its capital loss  carryforwards  and as a result,  shareholders  of the Acquiring  Fund,  including  former
               Acquired Fund  shareholders,  may benefit from these capital loss carryforwards, which may be used to offset future capital gains.

          o    The portfolio  management team that manages the Acquired Fund and
               Acquiring Fund are identical;

          o    The estimated  costs of the  Transaction  and the extent to which the Funds would bear such costs; and

                                       14

          o    The  potential  benefits  of the  proposed  Transaction  for  the shareholders of the Acquired Fund and the Acquiring Fund.

     The Boards noted that the  investment  objective  for the Acquired  Fund is substantially  similar to the  investment  objective of the Acquiring  Fund. The
Boards  considered that the portfolio of the Acquired Fund has historically been managed  in  substantially  the  same  manner  (and  has  substantially  similar holdings)  as the  portfolio  of the  Acquiring  Fund,  which should allow for a relatively  smooth  transition for  shareholders of the Acquired Fund should the proposed  Transaction  be approved.  The  materials  provided to the Boards also explained that the  investment  strategies and policies of the Acquired Fund are substantially similar to the investment strategies and policies of the Acquiring
Fund.

     With respect to  performance,  the materials  provided to the Boards showed that the  Acquired  Fund's  Class A shares  had  stronger  performance  than the
Acquiring Fund's Class A shares over the trailing five-year period; however, the
Acquiring  Fund's  Class A shares  had a  stronger  performance  record  for the trailing one-, three-, and 10-year periods (through June 30, 2007). In addition, over the trailing one-,  three-,  and 10-year periods,  the Acquiring Fund had a stronger  performance  percentile  rank relative to its Lipper peer group (Large
Cap Growth Funds) than the Acquired Fund.

     The Boards also  considered  sales and  redemption  data and relative asset growth for each Fund as  presented  by DDLP.  The  information  provided  to the
Boards  indicated that the Acquired Fund had positive net cash flow for the year ended December 31, 2005, but experienced negative net cash flows during the year ended  December  31,  2006 and the year to date as of May 31,  2007,  while  the
Acquiring Fund had positive net cash flows during the same periods.

     In  deciding   whether  to  recommend   approval  of  the   Transaction  to
shareholders,  the Boards also  considered  the fees and  expense  ratios of the
Acquiring  Fund and the  Acquired  Fund and the impact of existing  and proposed contractual  fee  waivers on such  expense  ratios.  The Boards  considered  the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or  utilizing, to a greater extent,  breakpoints in investment  management fees, although there can be no assurance  that  operational  savings  will be realized.  At the Board meeting,  DMC  informed the Boards that,  with the  contractual  fee waivers and expense  limitations  currently in place at that time,  the net expenses for the
Acquiring  Fund are equal to the net expenses of the  Acquired  Fund on Class B,
Class C, and  Institutional  Class  shares,  however,  the  Acquired  Fund's net expenses are lower than the Acquiring Fund's net expenses on Class A shares. The
Boards  also  considered  the  proposal  of DMC to waive all or a portion of its investment  advisory fees and/or reimburse expenses through February 28, 2009 in order to prevent total annual fund operating expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  inverse floater program expenses,  brokerage fees, certain  insurance  costs,  and non-routine  expenses (as defined  above),  from exceeding 0.75% of the Acquiring  Fund's average daily net assets.  In addition, the Boards considered the proposal of DDLP to limit 12b-1 fees for the Acquiring
Fund's Class A shares to no more than 0.25%  through  February  28,  2009.  As a result of DMC's and DDLP's proposed waivers,  reimbursements and/or limitations, as the case may be, the Board

                                       15

noted  that  the  pro  forma  net  expenses  of the  Acquiring  Fund  after  the
Transaction will be equal to the net expenses of the Acquired Fund for all share classes.

     DMC  informed  the Boards  that the  Transaction  will be  structured  as a tax-free  reorganization.  DMC also  informed  the  Boards as to the cost of the
Transaction,  including the costs  associated with the  solicitation of proxies.
The Boards  considered that the expenses of the  Transaction  would be shared as follows: 40% by DMC, 30% by the Acquired Fund, and 30% by the Acquiring Fund.

     The Boards  approved the Plan,  concluding  that the  Transaction is in the best  interests of the Acquired Fund and the Acquiring Fund and that no dilution of value would result to the  shareholders of either Fund from the  Transaction.
The Board of Delaware  Group  Equity  Funds IV then  decided to  recommend  that shareholders of the Acquired Fund vote to approve the Transaction.  The Trustees approving the Plan and making the foregoing  determinations  included all of the
Independent Trustees.

            FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF
        DELAWARE GROUP EQUITY FUNDS IV, ON BEHALF OF THE ACQUIRED FUND,
             UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board of Delaware Group Equity Funds IV may consider other possible  courses of action for the Acquired Fund, including liquidation and dissolution.

                 INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a  summary  of the  Plan.  You  should  read the  actual  Plan relating  to the  Transaction,  which is  attached  as  Exhibit A to this  Proxy
Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the  shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the  shareholders  of the Acquired  Fund approve the Plan,  the Acquired
Fund will  deliver to the  Acquiring  Fund  substantially  all of its  property, assets,  and goodwill on the Closing  Date. In exchange,  Delaware  Group Equity
Funds IV, on behalf of the  Acquired  Fund,  will receive the  Acquiring  Fund's shares to be distributed pro rata to the Acquired Fund's shareholders. The value of the assets to be delivered to the  Acquiring  Fund shall be the value of such assets  computed  as of the close of  business  of the New York  Stock  Exchange
("NYSE")  (normally  4:00 p.m.,  Eastern Time) on the last business day prior to the Closing  Date.  A business day is any day that the NYSE is open for business
("Business Day").

     If the  Transaction  is approved,  the stock transfer books of the Acquired
Fund will be  permanently  closed as of the close of business of the NYSE on the
Business Day before the

                                       16

Closing Date.  The Acquired  Fund will accept  requests for  redemption  only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards.  The respective Board may also agree to terminate and abandon the  Transaction  at any time before or after the approval of  shareholders  of  the  Acquired  Fund  or  may  terminate  and  abandon  the
Transaction  if  certain  conditions  required  under  the  Plan  have  not been satisfied.

Who will pay the expenses of the Transaction?

     The  expenses  resulting  from the  Acquired  Fund's  participation  in the
Transaction,  including solicitation of proxies, will be shared by the following parties in the  percentages  indicated:  30% by the  Acquired  Fund,  30% by the
Acquiring  Fund,  and 40% by DMC.  The Funds will bear these  Transaction  costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986,  as  amended  (the  "Code").  Based  on  certain  assumptions  made and representations  to be made on behalf  of the  Acquired  Fund and the  Acquiring
Fund,  it is expected that  Stradley  Ronon Stevens & Young,  LLP will provide a legal opinion that,  for federal  income tax  purposes:(i)  shareholders  of the
Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; and (ii) the
Acquiring  Fund and its  shareholders  will not  recognize any gain or loss upon receipt of the Acquired Fund's assets.

     Capital  losses can  generally be carried  forward to each of the eight (8)
years succeeding the loss year to offset future capital gains. The Acquired Fund did not have any capital loss carryforwards as of September 30, 2006, its latest fiscal year end;  however,  the  Acquiring  Fund had capital loss  carryforwards totaling  $93,211,996,  as of October 31, 2006,  its latest fiscal year end. The
Transaction  will not result in any  limitation on the use by the Acquiring Fund of its capital loss carryforwards. Shareholders of the Acquiring Fund, including
former  Acquired  Fund  shareholders,   may  benefit  from  these  capital  loss
carryforwards, which may be used to offset future capital gains.

     After the Transaction, you will continue to be responsible for tracking the adjusted  tax basis and holding  period for your  shares for federal  income tax purposes.  You should consult your tax adviser  regarding the effect, if any, of the  Transaction  in light of your  individual  circumstances.  You should  also consult your tax adviser about the state and local tax consequences,  if any, of the  Transaction  because this discussion only relates to the federal income tax consequences.

                                       17

What should I know about shares of the Acquiring Fund?

     If the  Transaction is approved for the Acquired Fund,  full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired
Fund in accordance with the procedures  described above. When issued, each share will be  validly  issued and fully  paid and  non-assessable.  The shares of the
Acquiring Fund will be recorded  electronically in each  shareholder's  account.
The Acquiring Fund will then send a confirmation to each shareholder.  As of the
Closing Date, any outstanding  certificates,  if any, representing shares of the
Acquired Fund will be cancelled.

     The  Acquiring  Fund shares to be issued in the  Transaction  have the same rights and privileges as your Acquired Fund shares. For example, all shares have non-cumulative  voting rights. This gives holders of more than 50% of the shares voting the  ability to elect all of the members of the Board.  If this  happens, holders of the remaining shares voting will not be able to elect any trustees.

     Like the Acquired  Fund,  the Acquiring Fund does not routinely hold annual meetings of  shareholders.  The  Acquiring  Fund may hold  special  meetings for matters  requiring  shareholder  approval.  A meeting  of the  Acquiring  Fund's shareholders  may also be called at any time by the Board or by the  chairperson of the Board or by the president.

     For  purposes of  calculating  any  applicable  contingent  deferred  sales charges,  the  period  you have held your  shares in the  Acquired  Fund will be counted  toward,  and  carried  over as,  the  holding  period of the shares you receive in the Acquiring Fund as part of the Transaction.

What are the  capitalizations  of the Funds and what might the capitalization be after the Transaction?

     The  following  table sets forth,  as of September  30, 2007,  the separate capitalizations  of the Acquiring  Fund and the Acquired Fund, and the estimated capitalization  of the Acquiring Fund as adjusted to give effect to the proposed
Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

                                                                                      Acquiring
                                                                  Pro Forma           Fund after
                                                                Adjustments to       Transaction
                               Acquired Fund   Acquiring Fund   Capitalization(1)    (estimated)*
                               -------------   --------------   -----------------    ------------
                                (unaudited)      (unaudited)                          (unaudited)

Net assets (all classes)         $41,370,080     $881,284,525           ($53,338)   $922,601,267
Total shares outstanding           5,298,990       55,877,918

Class A net assets                $8,355,065     $189,390,380           ($11,117)    $197,734,328
Class A shares outstanding         1,069,033       12,415,831                          12,963,226
Class A net asset value per
share                                  $7.82           $15.25                             $15.25

Class B net assets                $1,679,804      $18,988,430            ($1,658)     $20,666,576
Class B shares outstanding           222,474        1,393,154                           1,516,323
Class B net asset value per
share                                  $7.55           $13.63                             $13.63

Class C net assets                $4,068,999      $23,448,210            ($3,332)    $27,513,877
Class C shares outstanding           538,350        1,587,262                           1,862,532
Class C net asset value per
share                                  $7.56           $14.77                             $14.77

Class R net assets(2)                     $0       $1,243,724               ($38)     $1,243,686
Class R shares outstanding(2)              -           82,339                             82,339
Class R net asset value per
share(2)                                   -           $15.10                             $15.10

Institutional Class net
assets                           $27,266,212     $648,213,781           ($37,193)    $675,442,800
Institutional Class shares
outstanding                        3,469,133       40,399,332                          42,097,630
Institutional Class net
asset value per share                  $7.86           $16.05                              $16.04

(1)  The adjustments reflect the costs of the Transaction incurred by each Fund.

(2)  Class R shares of the Acquiring Fund will not be issued in connection  with the  Transaction  because the Acquired Fund currently has no Class R shares outstanding.

      COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

     This section  describes the  investment  objectives,  principal  investment strategies, and the key investment policies of the Funds, and certain noteworthy differences between such objectives,  strategies,  and policies,  as well as the risks associated with such objectives,  strategies, and policies. For a complete description of the Acquiring Fund's investment strategies,  policies, and risks, you  should  read the  Fund  Prospectus,  which  is  included  with  this  Proxy
Statement/Prospectus.

Are there any significant  differences between the investment  objectives of the
Acquired Fund and the Acquiring Fund?

     The investment objective of the Acquired Fund is substantially similar, but not identical,  to the investment  objective of the Acquiring Fund. The Acquired
Fund seeks  capital  appreciation  whereas the  Acquiring  Fund seeks  long-term capital appreciation by investing in

                                       19

equity  securities of companies  believed to have the potential for  sustainable free cash flow growth.  Each Fund's investment  objective is non-fundamental and may be changed without prior shareholder approval.

Are there any  significant  differences  between the  investment  strategies and policies of the Acquired Fund and the Acquiring Fund?

     The   investment   strategies   and  policies  of  the  Acquired  Fund  are
substantially  similar,  but not  identical,  to the  investment  strategies and policies of the Acquiring Fund. The Acquired Fund has adopted a  non-fundamental investment  policy to invest,  under normal  circumstances,  at least 80% of the
Acquired Fund's net assets in investments of large capitalization companies (the
"80% policy").

     The Acquired  Fund invests  primarily in common  stocks of  growth-oriented companies that DMC believes have long-term  capital  appreciation  potential and are expected to grow faster than the U.S. economy.  For purposes of the Acquired
Fund, DMC currently defines large capitalization companies as those that, at the time of  investment,  have  market  capitalizations  within  the range of market capitalizations  of  companies  in the Russell 1000(R) Growth  Index.  While the market  capitalization  of companies in the Russell 1000(R) Growth  Index ranged from approximately  $1.16 billion to approximately  $482.94 billion as of August
31, 2007,  DMC will normally  invest in common  stocks of companies  with market capitalizations of at least $3 billion at the time of purchase.  With respect to the Acquired Fund, using a bottom up approach, DMC seeks to select securities of companies  that it  believes  have  attractive  end market  potential,  dominant business  models,  and strong free cash flow  generation,  whose  securities are attractively  priced  compared to their  intrinsic  value.  DMC also considers a company's operational  efficiencies,  management's plans for capital allocation, and the company's shareholder  orientation.  In addition,  the Acquired Fund may engage in  futures  and  options  transactions  and  invest up to 20% of its net assets in securities of foreign  issuers.  Also, the Acquired Fund may invest up to 15% of its net assets in illiquid securities.

     The  Acquiring  Fund has  adopted a  non-fundamental  investment  policy to invest,  under normal  circumstances,  at least 80% of the Acquiring  Fund's net assets in U.S.  investments (the "80% policy").  Although the Acquiring Fund may invest in  companies  of all sizes,  the Fund  generally  focuses on medium- and large-capitalization  companies. In addition, the Acquiring Fund may also invest up to 20% of the  Acquiring  Fund's  assets in debt  securities  and bonds.  The
Acquiring  Fund may also invest in  convertible  bonds,  preferred  stocks,  and convertible preferred stocks,  provided that these investments,  when aggregated with the Acquiring  Fund's debt  securities and bonds,  do not exceed 35% of the
Acquiring Fund's assets.  In addition,  the Acquiring Fund may engage in futures and options transactions and invest up to 20% of its net assets in securities of foreign issuers. Also, the Acquiring Fund may invest up to 10% of its net assets in illiquid securities.

     The Acquiring  Fund invests  primarily in common  stocks.  The Fund invests primarily in companies  that DMC believes have  long-term  capital  appreciation potential and are expected to grow faster than the U.S. economy.  Using a bottom up approach,  DMC seeks to select  securities it believes have large-end  market potential, dominant business models, and strong free cash flow generation, whose securities are attractively priced compared to their intrinsic value. DMC also

                                       20

consider a company's  operational  efficiencies,  management's plans for capital allocation, and the company's shareholder orientation. All of these factors give
DMC insight into the outlook for a company,  helping  identify  companies poised for sustainable  free cash flow growth.  DMC believes that sustainable free cash flow growth,  if it occurs,  may result in price  appreciation for the company's stock.  Whether  companies provide dividend income and the amount of income they provide  will  not  be a  primary  factor  in  the  Acquiring  Fund's  selection decisions.  DMC may sell a security if it no longer  believes  that  security is likely to contribute to meeting the  investment  objective of the Acquiring Fund or if there are other opportunities that appear more attractive.

     Each  Fund's 80% policy  described  above is not a  fundamental  investment policy and can be changed without shareholder  approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

     The most  significant  differences  between  the  Acquired  Fund's  and the
Acquiring Fund's stated investment policies are that: (1) the Acquired Fund must invest at least 80% of the Acquired  Fund's net assets in  investments  of large capitalization companies; and (2) the Acquiring Fund must invest at least 80% of its net  assets in U.S.  investments.  Historically,  however,  both  Funds have utilized  similar  investment  strategies.  DMC  seeks to select  securities  of companies  that it  believes  have  attractive  end market  potential,  dominant business  models,  and strong free cash flow  generation,  whose  securities are attractively  priced  compared to their  intrinsic  value.  It also  considers a company's operational  efficiencies,  management's plans for capital allocation, and the company's shareholder orientation.

     Finally, both Funds are managed by the same portfolio management team.

How do the fundamental investment restrictions of the Funds differ?

     The  Funds  have  adopted  substantially  similar  fundamental   investment
restrictions.   A  Fund  may  not  change  any  of  its  fundamental  investment
restrictions   without  a  prior   Majority  Vote  (as  defined  below)  of  its
shareholders.  The Acquiring  Fund's  fundamental  investment  restrictions  are listed  in the  Acquiring  Fund's  Statement  of  Additional  Information  dated
February  28, 2007  related to the Fund  Prospectus,  which is  incorporated  by reference  into  the  Statement  of  Additional  Information  relating  to  this
Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all investments, an investment in each Fund involves risk. There is no assurance  that a Fund will meet its investment  objective.  A Fund's ability to achieve  its  investment  objective  will  depend,  among other  things,  on the portfolio  managers'  analytical and portfolio  management  skills. As with most investments in mutual funds,  the best results are achieved when  investments in the Funds are held for a number of years.

     Investments in the Funds are subject to several risks, which are summarized below.

                                       21

     Market  risk.  Market  risk  is the  risk  that  all or a  majority  of the securities in a certain market - like the stock or bond market - will decline in
value  because  of  economic  conditions,   future  expectations,   or  investor
confidence.

     Industry and security risk. Industry risk is the risk that the value of the
securities  in  a  particular   industry   will  decline   because  of  changing
expectations  for the  performance of that  industry.  Security risk is the risk that the value of an individual  stock or bond will decline  because of changing expectations for the performance of the individual  company issuing the stock or bond.

     Futures and options risk.  Futures and options risk is the possibility that a Fund may  experience  a loss if it employs  an  options  or  futures  strategy related to a security or a market index and that  security or index moves in the opposite  direction from what DMC anticipated.  Futures and options also involve additional expenses,  which could reduce any benefit or increase any loss that a
Fund gains from using the strategy.

     Foreign  risk.  Foreign  risk is the risk that  foreign  securities  may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

     Liquidity risk. Liquidity risk is the possibility that securities cannot be readily sold,  within seven days, at approximately the price at which a Fund has valued them.

     Credit risk.  Credit risk is the  possibility  that a bond's  issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.  Bonds rated below investment  grade are particularly  subject to this risk.

What vote is necessary to approve the Plan?

     Required Vote. Provided that "Quorum"  requirements (as defined below) have been  satisfied,  the Plan must be  approved  by a Majority  Vote,  meaning  the affirmative  vote of the lesser of: (1) more than 50% of the outstanding  voting securities of the Acquired Fund; or (2) 67% or more of the voting  securities of the Acquired  Fund present at the Meeting if the holders of more than 50% of the
Acquired  Fund's  outstanding  voting  securities  are present or represented by proxy. With respect to the Acquired Fund,  "Quorum" means one-third (33 1/3%) of the shares  entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

                        MORE INFORMATION ABOUT THE FUNDS

     Administration and Transfer Agency Services. Delaware Service Company, Inc.
("DSC"), 2005 Market Street,  Philadelphia,  Pennsylvania 19103, an affiliate of
DMC, acts as the administrator and shareholder  servicing,  dividend disbursing, and  transfer  agent for each Fund and for other  mutual  funds in the  Delaware
Companies.  For  its  transfer  agency,   shareholder  servicing,  and  dividend
disbursing services, DSC is paid an annual per account charge of $27.00 for each open account and $10.00 for each closed  account on its records and each account held

                                       22

on a sub-accounting  system maintained by firms that hold accounts on an omnibus basis. These fees are charged to each Fund on a pro rata basis.

     Custodial Services.  Mellon Bank, N.A. ("Mellon"),  is the custodian of the securities  and other  assets  of the  Funds.  The main  office of Mellon is One
Mellon Center, Pittsburgh, PA 15285.

     Fund  Accounting  Services.  DSC currently  also  provides fund  accounting services to each Fund.  Those  services  include  performing or  overseeing  all functions  related to calculating  each Fund's net asset value and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services.

     Additional  Information.  More  information  about  the  Acquiring  Fund is included in: (i) the Fund  Prospectus,  which is included with and  considered a part of this  Proxy  Statement/Prospectus;  (ii)  its  Statement  of  Additional
Information  dated  February 28, 2007,  as amended to date,  related to the Fund
Prospectus;  (iii) the Statement of Additional  Information  dated  [October 24,
2007]  (relating to this Proxy  Statement/Prospectus),  which is incorporated by reference  herein;  (iv) the Acquiring  Fund's annual report to shareholders for the year ended October 31, 2006 (and October 31, 2007, when available)  ("Annual
Report");  and (v) the Acquiring Fund Semiannual Report,  which is included with and considered a part of this Proxy  Statement/Prospectus.  You may request free copies of the Statements of Additional  Information (including any supplements), the Annual Report,  and/or Acquiring Fund Semiannual Report, which have been (or will be) filed with the SEC, by calling 800  523-1918 or by writing to the Trust at Attention:  Account Services,  P.O. Box 219656, Kansas City, MO 64121-9656 by
regular mail or 430 W. 7th Street,  Kansas City,  MO 64105 by overnight  courier service.

     This Proxy  Statement/Prospectus,  which constitutes part of a Registration
Statement  filed by the Acquiring  Fund with the SEC under the Securities Act of
1933,  as amended,  omits  certain  information  contained in such  Registration
Statement.  Reference is hereby made to the  Registration  Statement  and to the exhibits  and  amendments  thereto for further  information  with respect to the
Acquiring Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are  necessarily  summaries of such  documents,  and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials,  reports,  and other information with the SEC in accordance  with the  informational  requirements  of the  Securities
Exchange  Act of 1934,  as amended  (the "1934  Act"),  and the 1940 Act.  These materials  can be  inspected  and  copied  at the  public  reference  facilities maintained by the SEC, 100 F Street,  N.E., Room 1580,  Washington,  D.C. 20549.
Also,  copies of such material can be obtained from the Public Reference Branch,
Office of Consumer  Affairs and  Information  Services,  SEC,  Washington,  D.C.
20549, at prescribed rates or from the SEC's Web site at www.sec.gov. To request information  regarding  the  Funds,  you may also  send an  e-mail to the SEC at
publicinfo@sec.gov.

                               VOTING INFORMATION

                                       23

How will the shareholder voting be handled?

     Only  shareholders  of record of the Acquired Fund at the close of business on September 21, 2007 (the "Record Date"),  will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a  fractional  vote for each  fractional  share  that they hold.  If  sufficient  votes to  approve  the
Proposal  are not  received  by the  date of the  Meeting,  the  Meeting  may be adjourned to permit further  solicitations  of proxies.  A majority of the votes cast by  shareholders  of the Acquired Fund present in person or by proxy at the
Meeting  (whether  or not  sufficient  to  constitute  a Quorum) may adjourn the
Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is  anticipated  that the persons  named as proxies on the enclosed  proxy cards will  use  the  authority  granted  to them to  vote  on  adjournment  in  their discretion.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote "against" the Proposal. Broker non-votes are proxies  from  brokers or nominees  indicating  that such  persons  have not received voting  instructions from the beneficial owner or other person entitled to vote  shares on a  particular  matter  with  respect to which the  brokers or nominees do not have  discretionary  power. The Acquired Fund does not expect to receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing,  signing,  and  returning  the  enclosed  proxy card in the enclosed postage paid  envelope,  or by telephone or through the Internet.  If you return your signed proxy card or vote by telephone or through the  Internet,  your vote will be officially  cast at the Meeting by the persons  appointed as proxies.  A proxy card is, in essence,  a ballot. If you simply sign and date the proxy card but  give no  voting  instructions,  your  shares  will be voted in favor of the
Proposal and in  accordance  with the views of  management  upon any  unexpected matters  that come before the Meeting or  adjournment  of the  Meeting.  If your shares are held of record by a  broker/dealer  and you wish to vote in person at the  Meeting,  you should  obtain a legal  proxy from your  broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders  may  revoke  their  proxy at any time  before  it is voted by sending a written  notice to Delaware  Group Equity Funds IV expressly  revoking their  proxy,  by signing and  forwarding  to Delaware  Group  Equity Funds IV a later-dated  proxy,  or by attending  the Meeting and voting in person.  If your shares are held in the name of your broker,  you will have to make  arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of Delaware  Group  Equity  Funds IV does not intend to bring any matters  before the Meeting with  respect to the Acquired  Fund other than those described in this Proxy

                                       24

Statement/Prospectus.  The Board of Delaware  Group Equity Funds IV is not aware of any other  matters  to be  brought  before the  Meeting  with  respect to the
Acquired Fund by others.  If any other matter  legally comes before the Meeting, proxies for which  discretion has been granted will be voted in accordance  with the views of management.

Who is entitled to vote?

     Only  shareholders of record on the Record Date will be entitled to vote at the Meeting.  There were  [__________]  outstanding  shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This proxy solicitation is being made by the Board of Delaware Group Equity
Funds IV for use at the  Meeting.  The cost of this proxy  solicitation  will be shared as set forth below. In addition to  solicitation  by mail,  solicitations also may be made by advertisement,  telephone,  telegram, facsimile transmission or other electronic media, or personal contacts.  Delaware Group Equity Funds IV will request  broker/dealer  firms,  custodians,  nominees,  and  fiduciaries to forward  proxy  materials  to the  beneficial  owners of the  shares of  record.
Delaware Group Equity Funds IV may reimburse  broker/dealer  firms,  custodians, nominees,  and fiduciaries for their reasonable  expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Delaware Group Equity Funds IV, Delaware  Management Business Trust
and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. Delaware Group Equity Funds IV has engaged Computershare Fund Services,  Inc.  ("Computershare") to solicit proxies from brokers,  banks, other institutional holders and individual shareholders at an anticipated cost of $6,652,  including out of pocket expenses,  which will be borne as described  below.  Fees and  expenses  may be greater  depending on the effort necessary to obtain shareholder votes. Delaware Group Equity Funds IV has also agreed to indemnify Computershare against certain liabilities and expenses, including  liabilities under the federal securities laws.  Delaware Group Equity
Funds IV expects that the solicitations  will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

     As the Meeting date approaches,  certain  shareholders of the Acquired Fund may receive a telephone call from a  representative  of  Computershare  if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures  described below. These procedures are  designed to ensure that both the  identity of the  shareholder  casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases  where a  telephonic  proxy is  solicited,  the  Computershare representative is required to ask for each  shareholder's full name and address, or the zip code or  employer  identification  number,  and to  confirm  that the shareholder  has received the proxy materials in the mail. If the shareholder is a corporation or other entity,  the Computershare  representative is required to ask for the person's  title and  confirmation  that the person is  authorized to direct the voting of the shares.  If the information  solicited  agrees with the information provided to

                                       25

Computershare,  then the Computershare  representative has the responsibility to explain the process,  read the Proposal listed on the proxy card and ask for the
shareholder's   instructions  on  the  Proposal.   Although  the   Computershare
representative is permitted to answer questions about the process,  he or she is not permitted to recommend to the  shareholder  how to vote,  other than to read any recommendation set forth in this Proxy  Statement/Prospectus.  Computershare will record the  shareholder's  instructions on the card.  Within 72 hours,  the shareholder  will be sent a letter or  mailgram  to confirm  his or her vote and asking  the  shareholder  to  call  Computershare  immediately  if  his  or  her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The  total  costs of the  Transaction  are  estimated  to be  approximately
$88,897. The costs of the Transaction, including the costs of soliciting proxies in connection with the Meeting,  will be shared by the following  parties in the percentages indicated:  30% by the Acquired Fund, 30% by the Acquiring Fund, and
40% by DMC.

How do I submit a shareholder proposal?

     Delaware  Group Equity Funds IV is not required to, and does not intend to, hold regular annual  shareholders'  meetings.  A shareholder wishing to submit a proposal  for  consideration  for  inclusion in a proxy  statement  for the next shareholders'  meeting should send his or her written proposal to the offices of
Delaware Group Equity Funds IV,  directed to the attention of its Secretary,  at the address of its principal  executive office printed on the first page of this
Proxy  Statement/Prospectus,  so that it is received  within a  reasonable  time before any such meeting.  The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the 1934 Act.
Submission of a proposal by a shareholder  does not guarantee  that the proposal will be  included  in  Delaware  Group  Equity  Funds  IV's proxy  statement  or presented at the meeting.

                           PRINCIPAL HOLDERS OF SHARES

     [On the Record Date,  the officers and Trustees of each Trust,  as a group, owned  less than 1% of the  outstanding  voting  shares  of any  Fund,  or class thereof.

     To the best  knowledge  of the Trusts,  as of the Record  Date,  no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding  shares of any class of the  Acquired  Fund or the  Acquiring  Fund.
Except as noted therein, the Trusts have no knowledge of beneficial ownership.]

                                       26

                                   EXHIBITS TO

                           PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form of Agreement and Plan of Reorganization  between Delaware Group Equity
     Funds  IV, on behalf of the Large  Cap  Growth  Fund,  and  Delaware  Group
     Adviser Funds, on behalf of the U.S. Growth Fund

B    Principal Holders of Shares

                          OTHER DOCUMENTS INCLUDED WITH
                         THIS PROXY STATEMENT/PROSPECTUS

     o    Prospectus   of  U.S.   Growth  Fund  dated   February  28,  2007,  as
          supplemented to date.

     o    Semiannual  Report of U.S.  Growth Fund for the period ended April 30,
          2007.

                                       27

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION  (this  "Agreement"),  made as of this ____ day of _____ 200_,  by and between  Delaware  Group Adviser  Funds,  a statutory  trust  created  under  the laws of the  State of  Delaware,  with its principal  place of business at 2005 Market Street,  Philadelphia,  Pennsylvania
19103, on behalf of its series,  Delaware U.S. Growth Fund  ("Acquiring  Fund"), and Delaware Group Equity Funds IV, a statutory  trust created under the laws of the State of Delaware,  with its principal place of business also at 2005 Market
Street,  Philadelphia,  Pennsylvania  19103,  on behalf of its series,  Delaware
Large Cap Growth Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan") will consist of:
(i) the  acquisition by Delaware Group Adviser Funds on behalf of Acquiring Fund of  substantially  all of the property,  assets and goodwill of Acquired Fund in exchange  solely for (a) shares of beneficial  interest,  without par value,  of
Acquiring  Fund - Class A  ("Acquiring  Fund  Class A  Shares"),  (b)  shares of beneficial interest,  without par value, of Acquiring Fund - Class B ("Acquiring
Fund Class B Shares"), (c) shares of beneficial interest,  without par value, of
Acquiring  Fund - Class C ("Acquiring  Fund Class C Shares"),  and (d) shares of beneficial interest,  without par value, of Acquiring Fund - Institutional Class
("Acquiring  Fund  Institutional  Class Shares") ; (ii) the  distribution of (a)
Acquiring  Fund Class A shares to the holders of Acquired  Fund - Class A shares
("Acquired  Fund  Class A  Shares"),  (b)  Acquiring  Fund Class B Shares to the
holders of Acquired Fund - Class B shares ("Acquired Fund Class B Shares"),  (c)
Acquiring  Fund Class C Shares to the holders of Acquired  Fund - Class C shares
("Acquired  Fund Class C Shares"),  and (d) Acquiring Fund  Institutional  Class
shares to the holders of Acquired Fund - Institutional  Class shares  ("Acquired
Fund Institutional  Class Shares"),  according to their respective  interests in complete  liquidation of Acquired  Fund;  and (iii) the  dissolution of Acquired
Fund as soon as  practicable  after the  closing  (as  referenced  in  Section 3 hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

          In order to consummate the Plan and in  consideration  of the premises and of the covenants and agreements  hereinafter set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   Sale and Transfer of Assets, Liquidation and  Dissolution  of Acquired
Fund

          (a)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the  representations  and warranties of Delaware Group Adviser Funds herein contained, and in

                                      A-1

consideration  of the delivery by Delaware  Group Adviser Funds of the number of its shares of  beneficial  interest  of  Acquiring  Fund  hereinafter  provided,
Delaware Group Equity Funds IV, on behalf of Acquired Fund,  agrees that it will sell, convey, transfer and deliver to Delaware Group Adviser Funds, on behalf of
Acquiring  Fund,  at the  Closing  provided  for in  Section  3, all of the then existing assets of Acquired Fund as of the close of business (which  hereinafter shall be, unless  otherwise noted, the regular close of business of the New York
Stock Exchange,  Inc.  ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof,  hereinafter called the "Valuation Date"), free and
clear  of  all  liens,   encumbrances,   and  claims   whatsoever   (other  than
shareholders'  rights of redemption and such  restrictions  as might arise under the  Securities  Act of 1933,  as amended  (the  "1933  Act"),  with  respect to privately placed or otherwise restricted  securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent  securities in an estimated amount necessary (1) to pay Acquired
Fund's  costs and expenses of carrying out this  Agreement  (including,  but not limited to, fees of counsel and accountants, and expenses of its liquidation and
dissolution  contemplated   hereunder),   which  costs  and  expenses  shall  be
established  on the  books  of  Acquired  Fund  as  liability  reserves,  (2) to discharge all of Acquired Fund's  Liabilities (as defined below) on its books at the Close of Business on the Valuation Date  including,  but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through,  the Close of Business on the Valuation  Date, and (3) to
pay such  contingent  liabilities as the trustees of Delaware Group Equity Funds
IV shall reasonably deem to exist against Acquired Fund, if any, at the Close of
Business on the  Valuation  Date,  for which  contingent  and other  appropriate
liability   reserves  shall  be  established  on  the  books  of  Acquired  Fund
(hereinafter  "Net  Assets").  Delaware  Group  Equity  Funds  IV,  on behalf of
Acquired  Fund,  shall also  retain any and all rights that it may have over and against  any  person  that may have  accrued  up to and  including  the Close of
Business on the  Valuation  Date.  Delaware  Group Equity Funds IV agrees to use commercially  reasonable efforts to identify all of Acquired Fund's liabilities, debts,  obligations  and  duties  of  any  nature,  whether  accrued,  absolute, contingent  or  otherwise  ("Liabilities")  prior to the  Valuation  Date and to discharge all such known  Liabilities  on or prior to the Valuation  Date. In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of Acquired Fund.

          (b)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the representations and warranties of Delaware Group Equity Funds IV on behalf of Acquired Fund herein contained,  and in consideration of such sale, conveyance,  transfer, and delivery,  Delaware Group Adviser Funds agrees at the
Closing to deliver to  Delaware  Group  Equity  Funds IV, on behalf of  Acquired
Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset  value per share of  Acquired  Fund  Class A Shares as of the Close of
Business on the  Valuation  Date by the net asset  value per share of  Acquiring
Fund  Class A  Shares  as of  Close  of  Business  on the  Valuation  Date,  and
multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund
Class B Shares  determined by dividing the net asset value per share of Acquired
Fund Class B Shares as of Close of  Business  on the  Valuation  Date by the net
asset value per share of  Acquiring  Fund Class B Shares as of Close of Business
on the Valuation  Date, and  multiplying the result by the number of outstanding
Acquired  Fund Class B Shares as of Close of  Business  on the  Valuation  Date;
(iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund

                                      A-2

Class C Shares as of Close of  Business on the  Valuation  Date by the net asset value per share of Acquiring  Fund Class C Shares as of Close of Business on the
Valuation Date, and multiplying the result by the number of outstanding Acquired
Fund Class C Shares as of Close of Business on the Valuation  Date; and (iv) the
number of Acquiring Fund  Institutional  Class Shares determined by dividing the net asset  value per share of Acquired  Fund  Institutional  Class  Shares as of
Close of  Business  on the  Valuation  Date by the net asset  value per share of
Acquiring  Fund  Institutional  Class  Shares  as of  Close of  Business  on the
Valuation Date, and multiplying the result by the number of outstanding Acquired
Fund  Institutional  Class Shares as of Close of Business on the Valuation Date.
All such values shall be  determined  in the manner and as of the time set forth in Section 2 hereof.

          (c) As soon as  practicable  following  the  Closing,  Delaware  Group
Equity Funds IV shall dissolve Acquired Fund and distribute pro rata to Acquired
Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of  beneficial  interest of Acquiring  Fund received by Acquired Fund pursuant  to  this  Section  1.  Such  dissolution  and  distribution  shall  be accomplished by the  establishment of accounts on the share records of Acquiring
Fund of the  type and in the  amounts  due such  shareholders  pursuant  to this
Section 1 based on their  respective  holdings of shares of Acquired  Fund as of the Close of Business on the  Valuation  Date.  Fractional  shares of beneficial interest  of  Acquiring  Fund shall be carried to the third  decimal  place.  No certificates  representing  shares of beneficial interest of Acquiring Fund will be issued to shareholders  of Acquired Fund shares  irrespective of whether such shareholders hold their shares in certificated form.

          (d) At the  Closing,  each  outstanding  certificate  that,  prior  to
Closing,  represented  shares of beneficial  interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

          (e) At the Closing,  each shareholder of record of Acquired Fund as of the record date (the  "Distribution  Record  Date")  with  respect to any unpaid dividends  and other  distributions  that were  declared  prior to the  Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid  dividends  and  distributions  with respect to the shares of Acquired Fund that such person had on such Distribution
Record Date.

     2.   Valuation

          (a) The  value  of  Acquired  Fund's  Net  Assets  to be  acquired  by
Acquiring  Fund  hereunder  shall be  computed  as of Close of  Business  on the
Valuation  Date using the  valuation  procedures  set forth in  Acquired  Fund's currently effective prospectus and statement of additional information.

     (b) The net asset value of Acquiring  Fund Class A Shares,  Acquiring  Fund
Class B Shares,  Acquiring Fund Class C Shares, and Acquiring Fund Institutional
Class Shares shall be determined to the nearest full cent as of the Close of

                                      A-3

Business  on the  Valuation  Date using the  valuation  procedures  set forth in
Acquiring  Fund's  currently  effective  prospectus  and statement of additional information.

     (c) The net asset  value of  Acquired  Fund Class A Shares,  Acquired  Fund
Class B Shares,  Acquired Fund Class C Shares,  and Acquired Fund  Institutional
Class  Shares  shall be  determined  to the nearest full cent as of the Close of
Business on the Valuation Date,  using the valuation  procedures as set forth in
Acquired  Fund's  currently  effective  prospectus  and  statement of additional information.

     3.   Closing and Valuation Date

     The  Valuation  Date shall be  __________,  200_, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Delaware Group Adviser Funds, 2005 Market Street, Philadelphia,  Pennsylvania
19103 at  approximately  _:00 _.m.,  Eastern  Time,  on the first  business  day following the Valuation Date.  Notwithstanding  anything herein to the contrary, in the event that on the Valuation  Date (a) the NYSE shall be closed to trading or trading  thereon  shall be  restricted  or (b)  trading or the  reporting  of trading  on such  exchange  or  elsewhere  shall be  disrupted  so that,  in the judgment of Delaware  Group  Adviser  Funds or Delaware  Group  Equity Funds IV,
accurate  appraisal of the value of the net assets of Acquired Fund or Acquiring
Fund is  impracticable,  the Valuation  Date shall be postponed  until the first business day after the day when trading  shall have been fully  resumed  without restriction  or  disruption,  reporting  shall have been  restored  and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring  Fund is practicable  in the judgment of Delaware  Group Adviser Funds and Delaware Group
Equity Funds IV. Delaware Group Equity Funds IV shall have provided for delivery as of the  Closing of those Net Assets of  Acquired  Fund to be  transferred  to
Delaware  Group  Adviser  Funds'  Custodian,  Mellon  Bank,  One Mellon  Center,
Pittsburgh,  PA 15285. Also, Delaware Group Equity Funds IV shall deliver at the
Closing a list (which may be in  electronic  form) of names and addresses of the shareholders  of record of its Acquired Fund shares,  and the number of full and fractional  shares of  beneficial  interest of such  classes  owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry  accounts,  all as of the Close of Business on the Valuation  Date,  certified by its transfer agent, or by its President or
Vice-President to the best of their knowledge and belief. Delaware Group Adviser
Funds shall provide  evidence  satisfactory to Delaware Group Equity Funds IV in such manner as Delaware  Group  Equity  Funds IV may request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

     4.   Representations and Warranties by Delaware Group Equity Funds IV

     Delaware  Group Equity Funds IV represents  and warrants to Delaware  Group
Adviser Funds that:

          (a) Delaware Group Equity Funds IV is a statutory  trust created under the laws of the State of Delaware on December 17, 1999, and is validly  existing and in good standing  under the laws of that State.  Delaware Group Equity Funds
IV, of which Acquired Fund is a separate  series,  is duly registered  under the
Investment  Company Act of 1940,  as amended (the "1940  Act"),  as an open-end, management investment company. Such registration

                                      A-4

is in full force and effect as of the date  hereof and will be in full force and effect as of the Closing.

          (b) Delaware Group Equity Funds IV is authorized to issue an unlimited number of shares of  beneficial  interest of Acquired  Fund,  with no par value.
Each  outstanding  share  of  Acquired  Fund  is  validly  issued,  fully  paid, non-assessable and has full voting rights.

          (c) The  financial  statements  appearing  in Acquired  Fund's  Annual
Report to Shareholders for the fiscal year ended September 30, 2006,  audited by
Ernst & Young,  LLP,  copies of which  have been  delivered  to  Delaware  Group
Adviser Funds, and any unaudited financial statements since that date, copies of which may be furnished  to Delaware  Group  Adviser  Funds,  fairly  present the financial position of Acquired Fund as of the date indicated, and the results of its operations for the period indicated,  in conformity with generally  accepted accounting principles applied on a consistent basis.

          (d) The books and  records of  Acquired  Fund,  including  FIN 48 work papers and supporting statements, made available to Delaware Group Adviser Funds and/or its counsel are true and correct in all material  respects and contain no material omissions with respect to the business and operations of Acquired Fund.

          (e) The  statement  of  assets  and  liabilities  to be  furnished  by
Delaware Group Equity Funds IV as of the Close of Business on the Valuation Date
for the purpose of  determining  the number of shares of beneficial  interest of
Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of Acquired Fund and outstanding  shares of beneficial  interest, as of such date, in conformity  with generally  accepted  accounting  principles applied on a consistent basis.

          (f) At the  Closing,  Delaware  Group  Equity  Funds  IV, on behalf of
Acquired Fund, will have good and marketable  title to all of the securities and other assets shown on the  statement  of assets and  liabilities  referred to in subsection (e) above,  free and clear of all liens or encumbrances of any nature whatsoever  except  such  restrictions  as might  arise  under the 1933 Act with respect to privately placed or otherwise restricted  securities that it may have acquired in the ordinary course of business and such  imperfections  of title or encumbrances  as do not  materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (g) Delaware  Group Equity Funds IV has the necessary  trust power and trust  authority to conduct its  business  and the business of Acquired  Fund as such businesses are now being conducted.

          (h)  Delaware  Group  Equity  Funds IV is not a party to or  obligated under any provision of its Agreement and Declaration of Trust,  By-Laws,  or any
material  contract or any other material  commitment or  obligation,  and is not subject to any order or decree  that would be violated  by its  execution  of or performance under this Agreement.

          (i)  Delaware  Group  Equity  Funds IV has full trust  power and trust authority  to enter into and  perform  its  obligations  under  this  Agreement, subject to approval of this Agreement by Acquired Fund's shareholders. Except as provided in the  immediately  preceding  sentence,  the execution,  delivery and performance of this Agreement have been validly

                                      A-5

authorized,  and  this  Agreement  constitutes  its  legal,  valid  and  binding obligation  enforceable  against it in accordance with its terms,  subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among  creditors,  moratorium,  fraudulent  transfer  or  conveyance,  and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

          (j) Neither  Delaware Group Equity Funds IV nor Acquired Fund is under the  jurisdiction of a court in a Title 11 or similar case within the meaning of
Section  368(a)(3)(A)  of the  Internal  Revenue  Code of 1986,  as amended (the
"Code").

          (k) Delaware  Group Equity Funds IV does not have any  unamortized  or unpaid organizational fees or expenses.

          (l) Delaware  Group Equity Funds IV has elected to treat Acquired Fund as a regulated  investment company ("RIC") for federal income tax purposes under
Part I of  Subchapter  M of the Code,  Acquired  Fund is a "fund" as  defined in
Section  851(g)(2)  of the Code,  has  qualified  as a RIC for each taxable year since  its  inception  and  will  qualify  as a  RIC  as  of  the  Closing,  and consummation of the  transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     5.   Representations and Warranties by Delaware Group Adviser Funds

          Delaware Group Adviser Funds represents and warrants to Delaware Group
Equity Funds IV that:

          (a) Delaware  Group Adviser  Funds is a statutory  trust created under the laws of the State of Delaware on November 23, 1999, and is validly  existing and in good standing under the laws of that State. Delaware Group Adviser Funds, of which Acquiring Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full  force and  effect as of the date  hereof  and will be in full force and effect as of the Closing.

          (b) Delaware  Group  Adviser Funds is authorized to issue an unlimited number of shares of beneficial  interest,  without par value, of Acquiring Fund.
Each outstanding share of Acquiring Fund is fully paid,  non-assessable  and has full voting  rights.  The shares of beneficial  interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

          (c) At the  Closing,  each class of shares of  beneficial  interest of
Acquiring  Fund to be issued  pursuant to this  Agreement  will be eligible  for offering to the public in those states of the United States and jurisdictions in which the corresponding  class of shares of Acquired Fund are presently eligible for  offering  to the  public,  and  there  are an  unlimited  number  of shares registered  under the 1933 Act such that  there is a  sufficient  number of such shares to permit the transfers contemplated by this Agreement to be consummated.

          (d) The statement of assets and  liabilities  of Acquiring  Fund to be furnished  by Delaware  Group  Adviser  Funds as of the Close of Business on the
Valuation Date for the

                                      A-6

purpose of determining the number of shares of beneficial  interest of Acquiring
Fund to be issued pursuant to Section 1 hereof will  accurately  reflect the net assets of Acquiring Fund and outstanding  shares of beneficial  interest,  as of such date, in conformity with generally accepted  accounting  principles applied on a consistent basis.

          (e) At the Closing,  Delaware  Group  Adviser Funds will have good and marketable  title  to  all of the  securities  and  other  assets  shown  on the statement of assets and  liabilities  referred to in subsection (d) above,  free and clear of all liens or  encumbrances  of any nature  whatsoever  except  such restrictions as might arise under the 1933 Act with respect to privately  placed or otherwise  restricted  securities  that it may have  acquired in the ordinary course of business and such  imperfections  of title or  encumbrances  as do not materially  detract  from the value or use of the  assets  subject  thereto,  or materially affect title thereto.

          (f) Delaware  Group Adviser  Funds has the  necessary  trust power and trust  authority to conduct its  business and the business of Acquiring  Fund as such businesses are now being conducted.

          (g) Delaware Group Adviser Funds is not a party to or obligated  under any  provision  of its  Agreement  and  Declaration  of Trust,  By-Laws,  or any
material  contract or any other material  commitment or  obligation,  and is not subject to any order or decree  that would be violated  by its  execution  of or performance under this Agreement.

          (h)  Delaware  Group  Adviser  Funds  has full  trust  power and trust authority to enter into and perform its obligations  under this  Agreement.  The execution,  delivery  and  performance  of  this  Agreement  have  been  validly authorized,  and  this  Agreement  constitutes  its  legal,  valid  and  binding obligation  enforceable against it in accordance with its terms,  subject, as to
enforcement,   to  the   effect  of   bankruptcy,   insolvency   reorganization,
arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general  applicability  relating to or affecting creditors rights and to general equity principles.

          (i) Neither  Delaware  Group Adviser Funds nor Acquiring Fund is under the  jurisdiction of a court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

          (j) The books and records of  Acquiring  Fund,  including  FIN 48 work papers and supporting statements,  made available to Delaware Group Equity Funds
IV and/or its counsel are true and correct in all material  respects and contain no material  omissions  with respect to the business and operations of Acquiring
Fund.

          (k) Delaware  Group Adviser Funds has elected to treat  Acquiring Fund as a RIC for federal  income tax  purposes  under Part I of  Subchapter M of the
Code,  Acquiring  Fund is a "fund" as defined in Section  851(g)(2) of the Code, has  qualified  as a RIC for each  taxable  year  since its  inception  and will qualify  as a RIC as of  the  Closing,  and  consummation  of  the  transactions contemplated  by the Plan will not cause it to fail to be  qualified as a RIC as of the Closing.

                                      A-7

     6.   Representations  and  Warranties by Delaware Group Equity Funds IV and
          Delaware Group Adviser Funds

     Delaware  Group  Equity  Funds IV and  Delaware  Group  Adviser  Funds each represents and warrants to the other that:

          (a) Except as discussed in its currently effective  prospectus,  there are no legal,  administrative or other proceedings or investigations against it, or, to its knowledge,  threatened  against it, that would materially  affect its financial  condition or its ability to consummate the transactions  contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or  investigation  of any possible  violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

          (b) There are no known actual or proposed deficiency  assessments with respect to any taxes payable by it.

          (c) It has duly and  timely  filed,  on  behalf  of  Acquired  Fund or
Acquiring Fund, as  appropriate,  all Tax (as defined below) returns and reports
(including information returns), which are required to be filed by such Acquired
Fund or Acquiring  Fund, and all such returns and reports  accurately  state the amount of Tax owed for the periods  covered by the  returns,  or, in the case of information  returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund. On behalf of Acquired Fund or Acquiring
Fund, as appropriate,  it has paid or made provision and properly  accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of
Acquired Fund or Acquiring Fund, as appropriate,  as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles,  be  sufficient  for the  payment of all Taxes of any kind,  whether accrued,  due,  absolute,  contingent or  otherwise,  which were or which may be payable by Acquired Fund or Acquiring Fund, as  appropriate,  for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including  all  Taxes  imposed  before or after  the  Close of  Business  on the
Valuation  Date that are  attributable  to any such  period or fiscal  year.  No return  filed  by  it,  on  behalf  of  Acquired  Fund  or  Acquiring  Fund,  as appropriate,  is currently  being audited by the Internal  Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes"
means all federal,  state,  local and foreign  (whether  imposed by a country or political subdivision or authority  thereunder) income, gross receipts,  excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other  taxes,  stamp taxes and duties,  fees,  assessments  or charges,  whether payable  directly  or  by  withholding,  together  with  any  interest  and  any penalties,  additions  to tax  or  additional  amounts  imposed  by  any  taxing authority  (foreign or domestic) with respect thereto.  To its knowledge,  there are no levies, liens or encumbrances  relating to Taxes existing,  threatened or pending  with  respect to the assets of  Acquired  Fund or  Acquiring  Fund,  as appropriate.

          (d) All  information  provided to Delaware  Group  Equity  Funds IV by
Delaware Group Adviser Funds,  and by Delaware Group Equity Funds IV to Delaware
Group Adviser Funds,  for inclusion in, or transmittal  with, the Combined Proxy
Statement  and  Prospectus  with  respect to this  Agreement  pursuant  to which approval of Acquired Fund's  shareholders will be sought,  shall not contain any untrue statement of a material fact, or omit to

                                      A-8

state a  material  fact  required  to be  stated  therein  in  order to make the statements  made therein,  in light of the  circumstances  under which they were made, not misleading.

          (e) Except in the case of Delaware  Group Equity Funds IV with respect to the approval of Acquired Fund's  shareholders of this Agreement,  no consent, approval,  authorization or order of any court or governmental  authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this  Agreement,  except as may be required by the 1933 Act, the
Securities  Exchange Act of 1934, as amended (the "1934 Act"),  the 1940 Act, or state securities laws or Delaware  statutory trust laws (including,  in the case of each of the foregoing, the rules and regulations thereunder).

     7.   Covenants of Delaware Group Equity Funds IV

          (a)  Delaware  Group Equity Funds IV covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Closing.

          (b) Delaware Group Equity Funds IV undertakes  that Acquired Fund will not acquire the shares of beneficial  interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund's shareholders.

          (c) Delaware Group Equity Funds IV covenants that by the Closing,  all of Acquired Fund's federal and other Tax returns and reports  required by law to be filed on or before  such date shall have been filed and all federal and other
Taxes  shown as due on said  returns  either  shall  have been paid or  adequate liability reserves shall have been provided for the payment of such Taxes.

          (d)  Delaware  Group  Equity  Funds  IV  will at the  Closing  provide
Delaware Group Adviser Funds with:

               (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

               (2) A copy (which may be in electronic  form) of the  shareholder ledger accounts including,  without limitation,  the name, address and taxpayer  identification  number of each  shareholder  of record,  the number of shares of beneficial interest held by each shareholder,  the dividend  reinvestment  elections applicable to each shareholder,  and
          the   backup    withholding   and   nonresident    alien   withholding
          certifications,  notices or records  on file with  Acquired  Fund with respect to each shareholder,  for all of the shareholders of record of
          Acquired  Fund's  shares as of the Close of Business on the  Valuation
          Date,  who are to become  holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its  Vice-President to the best of their knowledge and belief.

               (3) All FIN 48 work papers and supporting  statements  pertaining to the Acquired Fund.

                                      A-9

          (e) The Board of  Trustees  of Delaware  Group  Equity  Funds IV shall call,  and  Delaware  Group  Equity  Funds IV shall hold,  a Special  Meeting of
Acquired  Fund's  shareholders  to consider  and vote upon this  Agreement  (the
"Special  Meeting")  and  Delaware  Group  Equity  Funds IV shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  Delaware  Group Equity Funds IV agrees to mail to each  shareholder  of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects  with the  applicable  provisions  of Section 14(a) of the 1934 Act and
Section  20(a)  of the 1940  Act,  and the  rules  and  regulations  promulgated thereunder.

          (f) Delaware  Group  Equity  Funds IV shall  supply to Delaware  Group
Adviser  Funds,  at the Closing,  the  statement  of the assets and  liabilities described in Section 4(e) of this Agreement in conformity with the  requirements described in such Section.

     8.   Covenants of Delaware Group Adviser Funds

          (a)  Delaware  Group  Adviser  Funds  covenants  that  the  shares  of beneficial  interest of  Acquiring  Fund to be issued and  delivered to Acquired
Fund  pursuant to the terms of Section 1 hereof shall have been duly  authorized as of the Closing and, when so issued and delivered,  shall be registered  under the  1933  Act,  validly  issued,  and  fully  paid and  non-assessable,  and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of  subscription  or  purchase in respect  thereof,  other than any rights created pursuant to this Agreement.

          (b) Delaware Group Adviser Funds  covenants to operate the business of
Acquiring Fund as presently conducted between the date hereof and the Closing.

          (c) Delaware Group Adviser Funds covenants that by the Closing, all of
Acquiring Fund's federal and other Tax returns and reports required by law to be filed on or before  such date shall have been  filed and all  federal  and other
Taxes  shown as due on said  returns  shall have  either  been paid or  adequate liability reserves shall have been provided for the payment of such Taxes.

          (d) Delaware Group Adviser Funds shall supply to Delaware Group Equity
Funds IV, at the Closing,  the statement of assets and liabilities  described in
Section 5(d) of this Agreement in conformity with the requirements  described in such Section.

          (e)  Delaware  Group  Adviser  Funds  shall have filed with the United
States  Securities and Exchange  Commission  (the  "Commission")  a Registration
Statement on Form N-14 under the 1933 Act ("Registration  Statement"),  relating to the shares of beneficial interest of Acquiring Fund issuable  hereunder,  and shall have used its best  efforts to provide  that such  Registration  Statement becomes  effective  as promptly as  practicable.  At the time such  Registration
Statement becomes  effective,  it (i) complied in all material respects with the applicable  provisions  of the 1933 Act,  the 1934 Act and the 1940 Act, and the
rules and  regulations  promulgated  thereunder;  and (ii) will not  contain  an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at

                                      A-10

the time of Acquired  Fund's  shareholders'  meeting,  and at the  Closing,  the prospectus and statement of additional  information included in the Registration
Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the circumstances under which they were made, not misleading.

     9.   Conditions Precedent to be Fulfilled by Delaware Group Equity Funds IV
          and Delaware Group Adviser Funds

          The  obligations  of Delaware Group Equity Funds IV and Delaware Group
Adviser  Funds to effectuate  this  Agreement  and the Plan  hereunder  shall be subject to the following respective conditions:

          (a) That (1) all the representations and warranties of the other party contained  herein shall be true and correct in all  material  respects as of the
Closing  with the same  effect as though  made as of and at such  date;  (2) the other party shall have performed all  obligations  required by this Agreement to be  performed  by it at or prior to the  Closing;  and (3) the other party shall have  delivered  to  such  party  a  certificate  signed  by  the  President  or
Vice-President  and by the  Secretary  or  equivalent  officer to the  foregoing effect.

          (b) That the other party shall have  delivered to such party a copy of the resolutions  approving this Agreement  adopted by the other party's Board of
Trustees, certified by the Secretary or equivalent officer.

          (c) That the Commission shall not have issued an unfavorable  advisory report under Section  25(b) of the 1940 Act, nor  instituted  nor  threatened to
institute   any   proceeding   seeking  to  enjoin  the   consummation   of  the
reorganization  contemplated  hereby under Section 25(c) of the 1940 Act, and no
other  legal,   administrative  or  other  proceeding  shall  be  instituted  or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

          (d) That this Agreement,  the Plan and the  transactions  contemplated hereby shall have been approved by the appropriate action of the shareholders of
Acquired Fund at an annual or special meeting or any adjournment thereof.

          (e)  That  Acquired  Fund  shall  have  declared  a  distribution   or
distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its  ordinary  income,  capital  gain  net  income  and net  interest  income excludable  under  Section  103(a) of the Code,  if any, for the period from the close of its last fiscal year to the Close of  Business on the  Valuation  Date, and (ii) any  undistributed  ordinary  income,  capital  gain net income and net interest  income  excludable  under  Section  103(a)  of the Code from any prior period.  Capital  gain net  income  has the  meaning  given such term by Section
1222(g) of the Code.

          (f)  That  all  required  consents  of  other  parties  and all  other consents,  orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities,  including any necessary  "no-action"  positions or exemptive  orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent,

                                      A-11

order or permit would not involve risk of material  adverse effect on the assets and properties of Acquired Fund or Acquiring Fund.

          (g) That prior to or at the  Closing,  Delaware  Group Equity Funds IV
and Delaware  Group Adviser  Funds shall receive an opinion from Stradley  Ronon
Stevens & Young,  LLP  ("SRSY") to the effect  that,  provided  the  acquisition contemplated hereby is carried out in accordance with the applicable laws of the
State  of  Delaware,   this   Agreement   and  in  accordance   with   customary
representations  provided by Delaware  Group Equity Funds IV and Delaware  Group
Adviser Funds in certificates delivered to SRSY:

               (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange  solely for Acquiring  Fund shares
          to  be  issued   pursuant  to  Section  1  hereof,   followed  by  the
          distribution  by Acquired Fund to its  shareholders  of Acquiring Fund shares in complete  liquidation  of Acquired  Fund,  will qualify as a reorganization  within the meaning of Section  368(a)(1)  of the Code, and  Acquiring  Fund and  Acquired  Fund  will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be  recognized by Acquired Fund upon the transfer  of  substantially  all of its  assets to  Acquiring  Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in accordance  with Section 1 hereof) under Section 361(a) and Section
          357(a) of the Code;

               (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of  substantially  all of the assets of Acquired Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in  accordance  with Section 1 hereof)  under  Section  1032(a) of the
          Code;

               (4) No gain or loss will be  recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under
          Section 361(c)(1) of the Code.

               (5)  The  basis  of the  assets  of  Acquired  Fund  received  by
          Acquiring  Fund  will be the  same as the  basis  of  such  assets  to
          Acquired Fund  immediately  prior to the exchange under Section 362(b)
          of the Code;

               (6) The holding period of the assets of Acquired Fund received by
          Acquiring  Fund will include the period  during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

               (7) No gain or loss will be  recognized  by the  shareholders  of
          Acquired  Fund upon the exchange of their shares in Acquired  Fund for the voting shares  (including  fractional  shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

               (8) The basis of Acquiring Fund shares  received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to

                                      A-12

          which  they  may be  entitled)  will be the  same as the  basis of the shares of Acquired Fund exchanged  therefor under Section 358(a)(1) of the Code;

               (9) The holding  period of Acquiring  Fund's  shares  received by
          Acquired  Fund's  shareholders  in  accordance  with  Section 1 hereof
          (including  fractional  shares  to which  they may be  entitled)  will include the holding  period of Acquired  Fund's shares  surrendered in exchange  therefor,  provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization  under Section 1223(l)
          of the Code; and

               (10)  Acquiring  Fund will succeed to and take into account as of the date of the transfer (as defined in Section  1.381(b)-1(b)  of the regulations  issued  by the  United  States  Treasury  (the  "Treasury
          Regulations"))  the items of Acquired Fund described in Section 381(c)
          of the Code,  subject to the conditions and  limitations  specified in
          Sections  381,  382,  383  and  384  of the  Code,  and  the  Treasury
          Regulations.

          (h) That  Delaware  Group Adviser Funds shall have received an opinion in form and  substance  reasonably  satisfactory  to it from  SRSY,  counsel  to
Delaware  Group Equity Funds IV, to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency, arrangement among creditors, moratorium,
fraudulent   transfer  or   conveyance,   and  other  similar  laws  of  general
applicability  relating to or affecting  creditor's rights and to general equity principles:

               (1)  Delaware  Group  Equity  Funds IV was created as a statutory trust under the laws of the State of Delaware  on December  17,  1999, and is validly  existing  and in good  standing  under the laws of the
          State of Delaware;

               (2)  Delaware  Group Equity  Funds IV is  authorized  to issue an unlimited number of shares of beneficial interest,  without par value, of Acquired Fund;

               (3) Delaware  Group  Equity  Funds IV is an open-end,  investment company of the management type registered as such under the 1940 Act;

               (4) Except as disclosed in Acquired  Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Delaware Group Equity Funds IV, the unfavorable outcome of which would materially  and  adversely  affect  Delaware  Group Equity Funds IV or
          Acquired Fund;

               (5)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required for the  consummation by Delaware Group Equity Funds IV of the transactions  contemplated by this Agreement,  except such as have been  obtained  under the 1933 Act,  the 1934 Act,  the 1940 Act,  and
          Delaware laws  (including,  in the case of each of the foregoing,  the rules and  regulations  thereunder)  and such as may be required under state securities laws;

                                      A-13

               (6) Neither  the  execution,  delivery  nor  performance  of this
          Agreement by Delaware  Group Equity Funds IV violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other  instrument,  known to such counsel to which
          Delaware  Group Equity Funds IV is a party or by which  Delaware Group
          Equity Funds IV is otherwise bound; and

               (7) This  Agreement has been validly  authorized  and executed by
          Delaware  Group Equity Funds IV and  represents  the legal,  valid and
          binding   obligation  of  Delaware   Group  Equity  Funds  IV  and  is
          enforceable  against Delaware Group Equity Funds IV in accordance with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on  certificates  of the officers of Delaware Group Equity Funds IV with regard to matters of fact and certain  certifications  and written statements of governmental  officials  with  respect to the good  standing of  Delaware  Group
Equity Funds IV.

          (i) That Delaware Group Equity Funds IV shall have received an opinion in form and  substance  reasonably  satisfactory  to it from  SRSY,  counsel  to
Delaware Group Adviser Funds, to the effect that, subject in all respects to the effects of bankruptcy,  insolvency,  arrangement  among  creditors,  moratorium,
fraudulent   transfer  or   conveyance,   and  other  similar  laws  of  general
applicability  relating to or affecting  creditor's rights and to general equity principles:

               (1) Delaware Group Adviser Funds was created as a statutory trust
          (formerly  known as a business  trust)  under the laws of the State of
          Delaware on November  23,  1999,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2)  Delaware  Group  Adviser  Funds  is  authorized  to issue an unlimited number of shares of beneficial interest,  without par value, of Acquiring Fund;

               (3)  Delaware  Group  Adviser  Funds  is an  open-end  investment company of the management type registered as such under the 1940 Act;

               (4) Except as disclosed in Acquiring Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Delaware Group Adviser Funds,  the unfavorable  outcome of which would materially  and  adversely  affect  Delaware  Group  Adviser  Funds or
          Acquiring Fund;

               (5) The shares of  beneficial  interest of  Acquiring  Fund to be issued  pursuant  to the  terms of  Section  1 hereof  have  been duly authorized  and,  when  issued  and  delivered  as  provided  in  this
          Agreement,  will have been  validly  issued and fully paid and will be non-assessable  by Delaware Group Adviser Funds or Acquiring Fund, and
          to such counsel's  knowledge,  no shareholder has any preemptive right to  subscription  or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

                                      A-14

               (6)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required for the  consummation  by Delaware  Group Adviser Funds of the transactions  contemplated by this Agreement,  except such as have been  obtained  under the 1933 Act,  the 1934 Act,  the 1940 Act,  and
          Delaware laws  (including,  in the case of each of the foregoing,  the rules and  regulations  thereunder)  and such as may be required under state securities laws;

               (7) Neither  the  execution,  delivery  nor  performance  of this
          Agreement by Delaware  Group Adviser  Funds  violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other  instrument,  known to such counsel to which
          Delaware  Group  Adviser Funds is a party or by which  Delaware  Group
          Adviser Funds is otherwise bound; and

               (8) This  Agreement has been validly  authorized  and executed by
          Delaware  Group  Adviser  Funds and  represents  the legal,  valid and binding  obligation of Delaware Group Adviser Funds and is enforceable against Delaware Group Adviser Funds in accordance with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on  certificates  of the officers of Delaware  Group  Adviser Funds with regard to matters of fact and certain  certifications  and written statements of governmental  officials  with  respect to the good  standing of  Delaware  Group
Adviser Funds.

          (j) That Delaware  Group Adviser  Funds'  Registration  Statement with respect to the shares of beneficial  interest of Acquiring  Fund to be delivered to Acquired  Fund's  shareholders in accordance with Section 1 hereof shall have become  effective,  and  no  stop  order  suspending  the  effectiveness  of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued  prior to the  Closing  or  shall be in  effect  at the  Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

          (k) That the shares of  beneficial  interest of  Acquiring  Fund to be delivered  in  accordance  with  Section 1 hereof  shall be eligible for sale by
Delaware  Group  Adviser  Funds with each state  commission or agency with which such  eligibility  is  required  in order to permit  the shares  lawfully  to be delivered to each Acquired Fund shareholder.

          (l) That at the Closing,  Delaware Group Equity Funds IV, on behalf of
Acquired Fund, transfers to Acquiring Fund aggregate Net Assets of Acquired Fund comprising  at least 90% in fair market value of the total net assets and 70% in fair market  value of the total gross  assets  recorded on the books of Acquired
Fund at the Close of Business on the Valuation Date.

         10.      Fees and Expenses   The expenses of entering into and carrying
out the provisions of this Agreement, whether or not consummated, shall be borne
30% by Acquired  Fund;  30% by Acquiring  Fund;  and 40% by Delaware  Management
Company, a series of Delaware Management Business Trust.

                                      A-15

     11.  Termination; Waiver; Order

          (a)   Anything   contained   in  this   Agreement   to  the   contrary
notwithstanding,  this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption  thereof by the  shareholders of Acquired
Fund) prior to the Closing as follows:

               (1) by mutual  consent  of  Delaware  Group  Equity  Funds IV and
          Delaware Group Adviser Funds;

               (2) by Delaware Group Adviser Funds if any condition precedent to its  obligations  set  forth in  Section 9 has not been  fulfilled  or waived by Delaware Group Adviser Funds; or

               (3) by Delaware Group Equity Funds IV if any condition  precedent to its  obligations  set forth in Section 9 has not been  fulfilled or waived by Delaware Group Equity Funds IV.

          (b) If the  transactions  contemplated by this Agreement have not been
consummated  by  ______________,   2008,  this  Agreement  shall   automatically
terminate on that date,  unless a later date is agreed to by both Delaware Group
Equity Funds IV and Delaware Group Adviser Funds.

          (c) In the event of  termination  of this  Agreement  pursuant  to the provisions  hereof,  the same shall become void and have no further effect,  and there shall not be any  liability  on the part of either  Delaware  Group Equity
Funds IV or Delaware  Group  Adviser  Funds or persons  who are their  trustees, officers, agents or shareholders in respect of this Agreement.

          (d) At any time prior to the Closing,  any of the terms or  conditions of this  Agreement  may be waived by either  Delaware  Group  Equity Funds IV or
Delaware Group Adviser Funds, respectively (whichever is entitled to the benefit thereof).

          (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan,  and neither  Delaware  Group Equity  Funds IV nor  Delaware  Group
Adviser Funds, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such  representations or warranties after the
Closing.  This  provision  shall not  protect  any  officer,  trustee,  agent or shareholder  of Delaware  Group Equity Funds IV or Delaware  Group Adviser Funds
against any  liability to the entity for which that officer,  trustee,  agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties in the conduct of such office.

          (f) If any order or  orders of the  Commission  with  respect  to this
Agreement  shall be issued  prior to the Closing  and shall  impose any terms or conditions  that are  determined  by action of the Board of Trustees of Delaware
Group Equity Funds IV or the Board of Trustees of Delaware  Group  Adviser Funds
to be  acceptable,  such terms and  conditions  shall be binding as if a part of this Agreement  without further vote or approval of the shareholders of Acquired
Fund,  unless  such  further  vote is required  by  applicable  law or by mutual consent of the parties.

                                      A-16

     12.  Liability  of  Delaware  Group Adviser Funds and Delaware Group Equity
          Funds IV

          (a)  Each  party  acknowledges  and  agrees  that all  obligations  of
Delaware  Group Adviser Funds under this Agreement are binding only with respect to Acquiring Fund; that any liability of Delaware Group Adviser Funds under this
Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring  Fund; that no other series of Delaware Group Adviser
Funds shall be liable with respect to this  Agreement or in connection  with the transactions  contemplated  herein; and that neither Delaware Group Equity Funds
IV nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Adviser Funds,  the trustees,  officers, employees or agents of Delaware Group Adviser Funds, or any of them.

          (b)  Each  party  acknowledges  and  agrees  that all  obligations  of
Delaware  Group  Equity  Funds IV under this  Agreement  are  binding  only with respect to Acquired  Fund;  that any liability of Delaware Group Equity Funds IV under this Agreement  with respect to Acquired  Fund, or in connection  with the transactions  contemplated  herein  with  respect  to  Acquired  Fund,  shall be discharged  only out of the assets of  Acquired  Fund;  that no other  series of
Delaware Group Equity Funds IV shall be liable with respect to this Agreement or in  connection  with the  transactions  contemplated  herein;  and that  neither
Delaware Group Adviser Funds nor Acquiring Fund shall seek  satisfaction  of any such  obligation or liability  from the  shareholders  of Delaware  Group Equity
Funds IV, the trustees,  officers,  employees or agents of Delaware Group Equity
Funds IV, or any of them.

     13.  Final Tax Returns and Forms 1099 of Acquired Fund

          (a) After the Closing,  Delaware  Group Equity Funds IV shall or shall cause its agents to prepare any federal,  state or local Tax returns,  including any Forms  1099,  required to be filed by Delaware  Group  Equity  Funds IV with respect  to  Acquired  Fund's  final  taxable  year  ending  with  its  complete liquidation  and for any prior  periods or taxable years and shall further cause such Tax  returns  and Forms 1099 to be duly filed with the  appropriate  taxing authorities.

          (b)  Notwithstanding  the provisions of Section 1 hereof, any expenses incurred  by Delaware  Group  Equity  Funds IV or Acquired  Fund (other than for payment  of Taxes) in  connection  with the  preparation  and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such  expenses  have been or should have been accrued by Acquired Fund in the ordinary  course without regard to the Plan  contemplated by this Agreement;
any excess expenses shall be borne by Delaware  Management  Company, a series of
Delaware  Management Business Trust, at the time such Tax returns and Forms 1099 are prepared.

     14.  Cooperation and Exchange of Information

          Delaware  Group Adviser Funds and Delaware  Group Equity Funds IV will provide each other and their respective  representatives  with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns,

                                      A-17

amended  return or claim for refund,  determining a liability  for Taxes,  or in determining the financial reporting of any tax position,  or a right to a refund of Taxes or  participating  in or  conducting  any audit or other  proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years  following  the Closing all returns,  schedules and work papers and all  material  records  or  other  documents  relating  to Tax  matters  and financial reporting of tax positions of Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

     15.  Entire Agreement and Amendments

          This Agreement  embodies the entire Agreement  between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended  only by mutual  consent of the parties in writing.  Neither this
Agreement  nor any  interest  herein may be assigned  without the prior  written consent of the other party.

     16.  Counterparts

          This Agreement may be executed in any number of counterparts,  each of which  shall be deemed to be an  original,  but all such  counterparts  together shall constitute but one instrument.

     17.  Notices

          Any notice,  report,  or demand required or permitted by any provision of this Agreement  shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage  prepaid,  addressed to Delaware Group
Equity  Funds  IV or  Delaware  Group  Adviser  Funds  at  2005  Market  Street,
Philadelphia, PA 19103, Attention: Secretary.

     18.  Governing Law

          This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

     19.  Effect of Facsimile Signature

          A facsimile  signature of an  authorized  officer of a party hereto on this  Agreement  and/or any transfer  document  shall have the same effect as if executed in the original by such officer.

                                      A-18

          IN WITNESS WHEREOF,  Delaware Group Equity Funds IV and Delaware Group
Adviser Funds have each caused this Agreement and Plan of  Reorganization  to be executed on its behalf by its duly  authorized  officers,  all as of the day and year  first-above  written.

                                  Delaware Group  Equity  Funds IV, on behalf of
                                  the Delaware Large Cap Growth Fund

                                  By:
                                      Richard Salus
                                      Chief Financial Officer

                                  Delaware Group Adviser Funds, on behalf of the
                                  Delaware U.S. Growth Fund

                                  By:
                                      Richard Salus
                                      Chief Financial Officer

                                      A-19

                                    EXHIBIT B
                           PRINCIPAL HOLDERS OF SHARES

----------------------------------------------------------------------------------------
FUND NAME / CLASS           NAME AND ADDRESS OF ACCOUNT     SHARE AMOUNT   PERCENTAGE
----------------------------------------------------------------------------------------
Delaware Large Cap Growth
Fund - Class [xx]
----------------------------------------------------------------------------------------
Delaware U.S. Growth
Fund - Class [xx]
----------------------------------------------------------------------------------------

                                      B-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                            DELAWARE U.S. GROWTH FUND
                                   a series of
                          DELAWARE GROUP ADVISER FUNDS

                            Dated [October 24, 2007]

               Acquisition of Substantially All of the Assets of:

                         DELAWARE LARGE CAP GROWTH FUND
                  (a series of Delaware Group Equity Funds IV)

                        By and in exchange for shares of

                            DELAWARE U.S. GROWTH FUND
                   (a series of Delaware Group Adviser Funds)

This Statement of Additional  Information  ("SAI")  relates  specifically to the proposed  acquisition of  substantially  all of the assets of Delaware Large Cap
Growth  Fund (the "Large Cap Growth  Fund") in  exchange  for shares of Delaware
U.S. Growth Fund (the "U.S. Growth Fund").

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of Additional  Information  of the U.S.  Growth Fund,  dated
          February  28,  2007,  as  previously  filed via EDGAR is  incorporated herein by reference to Delaware Group Adviser Fund's filing under Rule
          485(b) filed  February 26, 2007 and will be mailed to any  shareholder who requests this SAI.

     2.   Supplements  to the  Statement of Additional  Information  of the U.S.
          Growth Fund, dated March 16, 2007, April 11, 2007, and August 15, 2007 as previously  filed via EDGAR is incorporated  herein by reference to
          Delaware  Group Adviser  Fund's  filings under Rule 497 filed on March
          16, 2007, April 11, 2007, and August 15, 2007, respectively,  and will be mailed to any shareholder who requests this SAI.

     3.   Annual  Report  of the U.S.  Growth  Fund for the  fiscal  year  ended
          October 31, 2006 as previously filed via EDGAR is incorporated  herein by reference to Delaware  Group Adviser  Fund's N-CSR filed January 5,
          2007 and will be mailed to any shareholder who requests this SAI.

     4.   Annual  Report of the Large Cap Growth  Fund for the fiscal year ended
          September  30,  2006 as  previously  filed via  EDGAR is  incorporated herein by  reference  to Delaware  Group Equity Funds IV's N-CSR filed
          December 8, 2006 and will be mailed to any  shareholder  who  requests this SAI.

                                       2

     5.   Semiannual  Report of the U.S.  Growth Fund for the period ended April
          30,  2007 as  previously  filed  via EDGAR is  incorporated  herein by reference to Delaware Group Adviser Funds N-CSR filed July 6, 2007 and will be mailed to any shareholder who requests this SAI.

     6.   Semiannual  Report of the Large Cap Growth  Fund for the period  ended
          March 31, 2007 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds IV's N-CSR filed May 31, 2007 and will be mailed to any shareholder who requests this SAI.

This SAI is not a prospectus;  you should read this SAI in conjunction  with the
Proxy   Statement/Prospectus   dated   [October  24,  2007],   relating  to  the
above-referenced   transaction.   You  can   request   a  copy   of  the   Proxy
Statement/Prospectus  by calling 800  523-1918  or by writing to  Delaware  U.S.
Growth Fund at Attention:  Account  Services,  P.O. Box 219656,  Kansas City, MO
64121-9656  by  regular  mail or 430 W. 7th  Street,  Kansas  City,  MO 64105 by overnight courier service.

To vote by Internet
(1) Read the Proxy Statement.
(2) Go to www.proxyweb.com.
(3) Follow the on-line instructions.

To vote by Phone
(1) Read the Proxy Statement.
(2) Call 1-888-221-0697.
(3) Follow the recorded instructions.

To vote by Mail
(1) Read the Proxy Statement.
(2) Check the appropriate box on the reverse side.
(3) Sign, date, and return the Proxy Card in the envelope provided.

   If you vote by Telephone or Internet, please do not return your Proxy Card.

                   DELAWARE LARGE CAP GROWTH FUND (THE "FUND")
            A series of Delaware Group Equity Funds IV (the "Trust")

                   MEETING OF SHAREHOLDERS - January 25, 2008
         PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST

The undersigned,  revoking previous proxies,  hereby appoint(s) David F. Connor,
Michael E.  Dresnin,  and Emilia P. Wang,  or any of them,  attorneys  with full power of substitution,  to vote all shares of the Fund, as indicated below, that the  undersigned is entitled to vote at the above stated Meeting of Shareholders to be held at the offices of Delaware Investments located at 2001 Market Street,
2nd Floor  Auditorium,  Philadelphia,  PA 19103-7055 on January 25, 2008 at 3:00
p.m., Eastern Time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts,  then by that one. This proxy shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse  side.
Receipt of the Notice of Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED  BY THE FUND.  THE BOARD OF  TRUSTEES
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

                         Date: __________________, 200__

              Signature(s) (Joint Owners) (Please sign within box)

[GRAPHIC OMITTED]

THIS PROXY CARD IS ONLY VALID WHEN SIGNED:  To avoid the  additional  expense to the Fund of further solicitation,  please date and sign name(s) above as printed on this card to authorize the voting of your shares as  indicated.  Where shares are  registered  with joint  owners,  only one joint  owner  need sign.  Persons signing as executor, administrator, trustee, or other representative should give full title as such.

Please fill in box as shown  using black or blue ink or Number 2 pencil.  Please do not use fine point pens. [X]

Proposal:                                                  For  Against  Abstain
1.  To approve an Agreement and Plan of  Reorganization    [ ]    [ ]      [ ]
between  Delaware  Group Equity  Funds IV, on behalf of
Delaware  Large Cap Growth Fund (the  "Acquired Fund"),
and Delaware Group Adviser Funds, on behalf of Delaware
U.S. Growth Fund (the "Acquiring Fund"), which provides
for:  (i)  the  acquisition by  the  Acquiring  Fund of
substantially  all of the assets of the Acquired  Fund,
in exchange for shares of the Acquiring  Fund; (ii) the
pro rata  distribution of shares of the Acquiring  Fund
to the  shareholders  of the Acquired  Fund;  and (iii)
the liquidation and dissolution of the Acquired Fund.

2.  To  vote  upon  any other  business as may properly
come before the Meeting or any adjournment thereof.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article  VI of  the  Amended  and  Restated  By-Laws
          (November 16, 2006) incorporated into this filing by reference to Form
          N-14 filed September 24, 2007.

          Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the  provisions  described  in response to Item 15, or  otherwise,  the  Registrant  has been advised that in the opinion of the U.S.  Securities  and  Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the  event  that a  claim  for indemnification  against such  liabilities  (other than the payment by the Registrant of expenses  incurred or paid by a Trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding)  is asserted by such Trustee,  officer or controlling person in connection with the securities being registered, the Registrant  will,  unless in the opinion of its counsel the matter has  been  settled  by  controlling  precedent,  submit  to a court of appropriate  jurisdiction the question whether such indemnification by it is  against  public  policy  as  expressed  in the Act and  will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  registration  statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 12 filed November 22, 1999.

               (b)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 12 filed November 22, 1999.

               (c)  Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and  Declaration of Trust  incorporated  into this filing by reference to Form N-14 filed September 24, 2007.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended   and   Restated   By-Laws   (November   16,   2006)
                    incorporated  into  this  filing by  reference  to Form N-14 filed September 24, 2007.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Form of  Agreement  and Plan of  Reorganization  between the
                    Registrant,  on behalf of Delaware  U.S.  Growth  Fund,  and
                    Delaware  Group  Equity  Funds IV, on behalf of its  series,
                    Delaware  Large Cap Growth Fund, is  incorporated  into this filing by reference to Form N-14 filed September 24, 2007.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust (December 17, 1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 12 filed November 22, 1999.

               (b)  By-Laws.  Article II of the  Amended  and  Restated  By-Laws
                    (November  16,  2006)   incorporated  into  this  filing  by
                    reference to Form N-14 filed September 24, 2007.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of
                    Delaware U.S. Growth Fund  incorporated  into this filing by reference to Post-Effective  Amendment No. 16 filed March 1,
                    2001.

                    (i)  Executed  Amendment  No. 1 (June 28, 2002) to Exhibit A
                         of the Investment  Management  Agreement  (November 23,
                         1999) between the  Registrant  and Delaware  Management
                         Company  (a  series  of  Delaware  Management  Business
                         Trust)   adding   Delaware   Diversified   Income  Fund
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  20 filed  December  31,
                         2002.

               (b)  Executed   Investment  Advisory  Expense  Limitation  Letter
                    (September 11, 2007) between Delaware Management Company and the Registrant incorporated into this filing by reference to
                    Form N-14 filed September 24, 2007.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware  Distributors,  L.P.  and  the  Registrant  on
                         behalf of each Class  incorporated  into this filing by
                         reference  to  Post-Effective  Amendment  No.  22 filed
                         December 30, 2003.

                    (ii) Executed   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement (January 1, 2007)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware Distributors, L.P. on behalf of the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  26 filed  February  26,
                         2007.

               (b)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 19 filed
                    June 28, 2002.

               (c)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 19 filed June 28, 2002.

               (d)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 19 filed June 28, 2002.

               (e)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 23 filed
                    December 27, 2004.

               (f)  Executed  Distribution  Expense Limitation Letter (September
                    11,  2007)  between  Delaware  Distributors,  L.P.  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Form N-14 filed September 24, 2007.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Form of Mutual Fund Custody and Services  Agreement  between
                    Mellon Bank, N.A. and the Registrant  incorporated into this filing by reference to Form N-14 filed September 24, 2007.

               (b)  Form of  Securities  Lending  Authorization  between  Mellon
                    Bank, N.A. and the Registrant  incorporated into this filing by reference to Form N-14 filed September 24, 2007.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (b)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (c)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (d)  Plan  under   Rule   12b-1  for  Class  R  (May  15,   2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed February 22, 2006.

               (e)  Plan under Rule 18f-3 (October 31, 2005)  incorporated  into this filing by reference to Post-Effective  Amendment No. 25 filed February 22, 2006.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion and Consent of Counsel  (September 2007) relating to the Registrant incorporated into this filing by reference to
                    Form N-14 filed September 24, 2007.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  To be filed by amendment.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

                    (i)  Executed   Amended   Schedule  A  (June  28,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 20
                         filed December 31, 2002.

                    (ii) Executed  Schedule B (June 1, 2007) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference to Form N-14 filed September 24, 2007.

               (b)  Form  of  Fund   Accounting  and  Financial   Administration
                    Services   Agreement  between  Mellon  Bank,  N.A.  and  the
                    Registrant to be filed by amendment.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Independent  Registered  Public  Accounting  Firm
                    (October 2007) attached as Exhibit No. EX-99.14.a.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney attached as Exhibit No. EX-99.16.a.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (September 2006)  incorporated into this filing by reference to Form N-14 filed September 24, 2007.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 26 filed February 26, 2007.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (June 2007)  incorporated  into this filing by  reference to
                    Form N-14 filed September 24, 2007.

Item 17. Undertakings.

     (1)  The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is part of this  registration  statement  by any  person  or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          Securities Act, the reoffering prospectus will contain the information called for by the  applicable  registration  form for  reofferings  by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration  statement  and will not be used until the  amendment  is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The undersigned Registrant agrees to file by Post-Effective  Amendment the opinion and consent of counsel  regarding the tax  consequences of the  proposed  reorganization  required  by Item  16(12)  of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities  Act of 1933, as amended,  (the "1933 Act"), this  Registration  Statement has been signed on behalf of the Registrant in the
City of  Philadelphia  and the  Commonwealth  of Pennsylvania on the 23rd day of
October, 2007.

                        DELAWARE GROUP ADVISER FUNDS

                        By:               /s/ Patrick P. Coyne
                                                Patrick P. Coyne
                                 Chairman/President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

       Signature                            Title                   Date

/s/ Patrick P. Coyne            Chairman/President/          October 23, 2007
Patrick P. Coyne                Chief Executive Officer
                                (Principal Executive
                                Officer) and Trustee

Thomas L. Bennett          *    Trustee                      October 23, 2007
Thomas L. Bennett

John A. Fry                *    Trustee                      October 23, 2007
John A. Fry

Anthony D. Knerr           *    Trustee                      October 23, 2007
Anthony D. Knerr

Lucinda S. Landreth        *    Trustee                      October 23, 2007
Lucinda S. Landreth

Ann R. Leven               *    Trustee                      October 23, 2007
Ann R. Leven

Thomas F. Madison          *    Trustee                      October 23, 2007
Thomas F. Madison

Janet L. Yeomans           *    Trustee                      October 23, 2007
Janet L. Yeomans

J. Richard Zecher          *    Trustee                      October 23, 2007
J. Richard Zecher

Richard Salus              *    Senior Vice President/       October 23, 2007
Richard Salus                   Chief Financial Officer
                                (Principal Financial
                                Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                         (Delaware Group Adviser Funds)

                              Exhibit No. Exhibit
------------------------ -------------------------------------------------------
EX-99.14.a               Consent of Independent  Registered  Public  Accounting
                         Firm (October 2007)

EX-99.16.a               Powers of Attorney (October 22, 2007)